33-14905

   Filed with the Securities and Exchange Commission
                 February 17, 1998

          SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C.  20549

                       FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]
    Pre-Effective Amendment No.       [ ]
    Post-Effective Amendment No. 32   [x]

                          and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
    Amendment No. 35                  [x]

THORNBURG INVESTMENT TRUST (formerly "Thornburg Income Trust"
(Exact Name of Registrant as Specified in Charter)

119 East Marcy Street, Suite 202, Santa Fe, NM  87501
(Address of Principal Executive Office)      (Zip Code)

Registrant's Telephone Number, including Area Code
(505) 984-0200

H. Garrett Thornburg, Jr.
119 East Marcy Street, Suite 202
Santa Fe, New Mexico  87501
(Name and Address of Agent for Service

It is proposed that this filing will become effective (check appropriate box):

    [x]  Immediately upon filing pursuant to paragraph (b) of Rule 485
    [ ]  On (date) pursuant to paragraph (b)
    [ ]  60 days after filing pursuant to paragraph (a)
    [ ]  On [date] pursuant to paragraph (a)(1)
    [ ]  75 days after filing pursuant to paragraph (a)(2)
    [ ]  On    [date]    pursuant to paragraph (a)(2)

    The Registrant has registered an indefinite number or amount of securities in accordance with Rule 24 under the Securities Act of 1933, and filed a Rule 24f-2 Notice for the fiscal year ended
September 30, 1997 on December 19, 1997.

              THORNBURG INVESTMENT TRUST

    (i)    Thornburg Limited Term U.S. Government Fund
    (ii)   Thornburg Intermediate Municipal Fund
    (iii)  Thornburg New Mexico Intermediate Municipal Fund
    (iv)   Thornburg Texas Intermediate Municipal Fund
    (v)    Thornburg Limited Term Income Fund
    (vi)   Thornburg Alabama Intermediate Municipal Fund
    (vii)  Thornburg Arizona Intermediate Municipal Fund
    (viii) Thornburg Pennsylvania Intermediate Municipal Fund
    (ix)   Thornburg Florida Intermediate Municipal Fund
    (x)    Thornburg Tennessee Intermediate Municipal Fund
    (xi)   Thornburg Utah Intermediate Municipal Fund
    (xii)  Thornburg Value Fund
    (xiii) Thornburg New York Intermediate Municipal Fund

                            CONTENTS

Facing Sheet

Contents

Cross Reference Sheets   (Thornburg Limited Term U.S. Government
                          Fund [Class A shares and Class C shares];
                          Thornburg Limited Term Income Fund
                          [Class A shares and Class C shares])

Cross Reference Sheets   (Thornburg Intermediate Municipal Fund;
                          [Class A and Class C shares]
                          Thornburg New Mexico Intermediate Municipal Fund [Class A shares];
                          Thornburg Florida Intermediate Municipal Fund [Class A shares];
                          Thornburg New York Intermediate Municipal Fund [Class A shares];
                          Thornburg Alabama Intermediate Municipal Fund [Class A shares and Class C shares];
                          Thornburg Arizona Intermediate Municipal Fund [Class A shares and Class C shares];
                          Thornburg Pennsylvania Intermediate Municipal Fund [Class A shares and Class C shares];
                          Thornburg Tennessee Intermediate Municipal Fund [Class A shares and Class C shares];
                          Thornburg Texas Intermediate Municipal Fund
                          [Class A shares and Class C shares];
                          Thornburg Utah Intermediate Municipal Fund
                          [Class A shares and Class C shares])

Cross Reference Sheets   (Thornburg Value Fund [Class A shares and
                          Class C shares])

Cross Reference Sheets   (Thornburg Intermediate Municipal Fund
                         [Institutional Class]; Thornburg Limited Term U.S.
                         Government Fund [Institutional Class]; Thornburg
                         Limited Term Income Fund [Institutional Class];
                         Thornburg Value Fund [Institutional Class])

Prospectus               (Thornburg Limited Term U.S. Government Fund
                          [Class A shares and Class C shares];
                          Thornburg Limited Term Income Fund
                          [Class A shares and Class C shares])

Prospectus               (Thornburg Intermediate Municipal Fund;
                          [Class A and Class C shares]
                          Thornburg New Mexico Intermediate Municipal Fund [Class A shares];
                          Thornburg Florida Intermediate Municipal Fund [Class A shares];
                          Thornburg New York Intermediate Municipal Fund [Class A shares];
                          Thornburg Alabama Intermediate Municipal Fund [Class A shares and Class C shares];
                          Thornburg Arizona Intermediate Municipal Fund [Class A shares and Class C shares];
                          Thornburg Pennsylvania Intermediate Municipal Fund [Class A shares and Class C shares];
                          Thornburg Tennessee Intermediate Municipal Fund [Class A shares and Class C shares];
                          Thornburg Texas Intermediate Municipal Fund
                          [Class A shares and Class C shares];
                          Thornburg Utah Intermediate Municipal Fund
                          [Class A shares and Class C shares])

Prospectus               (Thornburg Value Fund [Class A shares and
                          Class C shares])

Prospectus               (Thornburg Intermediate Municipal Fund
                          [Institutional Class shares];
                          Thornburg Limited Term U.S. Government Fund
                          [Institutional Class Shares];
                          Thornburg Limited Term Income Fund
                          [Institutional Class shares];
                          Thornburg Value Fund [Class A and
                          Class C shares])

Statement of Additional  (Thornburg Limited Term U.S. Government Fund
Information               [Class A shares and Class C shares];
                          Thornburg Limited Term Income Fund
                          [Class A shares and Class C shares])

Statement of Additional  (Thornburg Intermediate Municipal Fund
Information               [Class A shares and Class C shares];
                          Thornburg New Mexico Intermediate Municipal Fund
                          [Class A shares];
                          Thornburg Florida Intermediate Municipal Fund
                          [Class A shares];
                          Thornburg New York Intermediate Municipal Fund
                          [Class A shares];
                          Thornburg Alabama Intermediate Municipal Fund
                          [Class A shares and Class C shares];
                          Thornburg Arizona Intermediate Municipal Fund
                          [Class A shares and Class C shares];
                          Thornburg Pennsylvania Intermediate Municipal Fund
                          [Class A shares and Class C shares];
                          Thornburg Tennessee Intermediate Municipal Fund
                          [Class A shares and Class C shares];
                          Thornburg Texas Intermediate Municipal Fund
                          [Class A shares and Class C shares];
                          Thornburg Utah Intermediate Municipal Fund
                          [Class A shares and Class C shares])


Statement of Additional  (Thornburg Value Fund [Class A shares and
Information               Class C shares])

Statement of Additional  (Thornburg Intermediate Municipal Fund
Information               [Institutional Class shares];
                          Thornburg Limited Term U.S. Government Fund
                          [Institutional Class shares];
                          Thornburg Limited Term Income Fund
                          [Institutional Class shares]; and
                          Thornburg Value Fund
                          [Institutional Class shares])


Part C

Signature Page

Exhibits

              THORNBURG INVESTMENT TRUST
                 CROSS REFERENCE SHEETS
         ("Thornburg Limited Term Income Funds"
             [Class A and Class C shares])
       Thornburg Limited Term U.S. Government Fund
           Thornburg Limited Term Income Fund

Form N-1A Item Number
Part A                               Prospectus Caption

1 . . . . . . . . . . . . . . . . . . . . . .Cover Page
2 (a) . . . . . . . . . . . . . . . EXPENSE INFORMATION
2 (b) . . . . . . . . . . . . . . . . . . . . THE FUNDS
3 . . . . . . . . . . . . . . . . .FINANCIAL HIGHLIGHTS
4 (a)(i)  . . . . . . . . . . ORGANIZATION OF THE FUNDS
  (a)(ii), (b) & (c).INVESTMENT OBJECTIVES AND POLICIES
       5  . . . . . . . . . INFORMATION ABOUT THE FUNDS
  (a) . . . . . .Organization of the Funds; TMC and TSC
  (b) . . . . . . . . . . . . . . . . . . . TMC and TSC
  (c) . . . . . . . . . . . . . . . . . . . TMC and TSC
  (d) . . . . . . . . . . . . . . . . . . . TMC and TSC
                                          Outside Cover
  (e) . . . . . . . . . . . . . . . . . . Outside Cover
  (f) . . . . . . . . . . . . . . . . . . . TMC and TSC
  (g) . . . . . . . . . . . . . . . . .  Not Applicable
5 A . . . . . MANAGEMENT DISCUSSION OF FUND PERFORMANCE
6 (a) . . . . . . . . . . . . Organization of the Funds
                              Organization of the Funds
  (b) . . . . . . . . . . . . . . . . .  Not Applicable
  (c) . . . . . . . . . . . . . . . . .  Not Applicable
  (d) . . . . . . . . . . . . . . . . .  Not Applicable
  (e) . . . . . . . . . . Cover Page; INVESTOR SERVICES
  (f) . . . . . . . .  SHAREHOLDER AND ACCOUNT POLICIES
  (g) . . . . . . . . . . . . . . . . . . . . . . TAXES
  (h) . . . . . . . .  YOUR ACCOUNT; Buying Fund Shares
7 (a) . . . . . . . . . . . . . . . . . . Outside Cover
  (b), (c), (d) . . . YOUR ACCOUNT / Buying Fund Shares
  (e) . .  SERVICE AND DISTRIBUTION PLANS; Service Plan
  (f) . . . . . . . . .  SERVICE AND DISTRIBUTION PLANS
8 . . . . . . . . . . . . . . . . . SELLING FUND SHARES
  (a), (b)  . . . . . . . . . . . . SELLING FUND SHARES
  (c) . . . . . . . . . . . . . . . SELLING FUND SHARES
  (d) . . . . . . . . . . . . . . . Transaction Details
9 . . . . . . . . . . . . . . . . . . .  Not Applicable

Part B              Statement of Additional Information

10  . . . . . . . . . . . . . . . . . . . . .Cover Page
11  . . . . . . . . . . . . . . . . . TABLE OF CONTENTS
12  . . . . . . . . . . . . . . . . . .  Not Applicable
13
  (a) . . . . . . .  INVESTMENT OBJECTIVES AND POLICIES
  (b) . . . . . . . . . . . . . .INVESTMENT LIMITATIONS
  (c) . . . . . . . .INVESTMENT OBJECTIVES AND POLICIES
  (d) . . . . . . . .INVESTMENT OBJECTIVES AND POLICIES
14 (a), (b) . . . . . . . . . . . . . . . . .MANAGEMENT
   (c)  . . . . . . . . . . . . . . . .  Not Applicable
15  . . . . . . . . . . . . . . . . . .  Not Applicable
16 (a), (b), (c). . . . . . . . .INVESTMENT ADVISER AND
                         INVESTMENT ADVISORY AGREEMENT;
                                             MANAGEMENT
  (d) . . . . . . . . . . . . . . . . .  Not Applicable
  (e) . . . . . . . . . . . . . . . . .  Not Applicable
  (f) . . . . . . . . . . . . .  INVESTMENT ADVISER AND
                         INVESTMENT ADVISORY AGREEMENT;
                         SERVICE AND DISTRIBUTION PLANS
  (g) . . . . . . . . . . . . . . . . .  Not Applicable
  (h) . . . . . . . . .Prospectus; INDEPENDENT AUDITORS
  (i) . . . . . . . . . . . . . . . . .  Not Applicable
17  . . . . . . . . . . . . . .  PORTFOLIO TRANSACTIONS
18  . . . . . . . . . . . . . . . . . . . .  Prospectus
19  . . . . . . . . Prospectus; PURCHASE OF FUND SHARES
20  . . . DISTRIBUTIONS, TAXES AND SHAREHOLDER ACCOUNTS
21  . . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
22  . . . . . . . . . DETERMINATION OF NET ASSET VALUE;
                                      YIELD COMPUTATION
23  . . . . . . . . . . . . . . .  FINANCIAL STATEMENTS


              THORNBURG INVESTMENT TRUST
                CROSS REFERENCE SHEETS
       ("Thornburg Intermediate Municipal Funds"
         [Class A shares and Class C shares])
         Thornburg Intermediate Municipal Fund
   Thornburg New Mexico Intermediate Municipal Fund
     Thornburg Florida Intermediate Municipal Fund
    Thornburg New York Intermediate Municipal Fund
     Thornburg Alabama Intermediate Municipal Fund
     Thornburg Arizona Intermediate Municipal Fund
  Thornburg Pennsylvania Intermediate Municipal Fund
    Thornburg Tennessee Intermediate Municipal Fund
      Thornburg Texas Intermediate Municipal Fund
      Thornburg Utah Intermediate Municipal Fund

Form N-1A Item Number
Part A                               Prospectus Caption

1 . . . . . . . . . . . . . . . . . . . . . .Cover Page
2 (a) . . . . . . . . . . . . . . . EXPENSE INFORMATION
  (b) . . . . . . . . . . . . . . . . .  Not Applicable
3 . . . . . . . . . . . . . . . .  FINANCIAL HIGHLIGHTS
4 (a)(i). . . . . . . .Special Considerations Affecting
                                    Single-State Funds;
                              Organization of the Funds
                              Organization of the Funds
  (a)(ii), (b) & (c).INVESTMENT OBJECTIVES AND POLICIES
5 . . . . . . . . . . . . . INFORMATION ABOUT THE FUNDS
  (a) . . . . . .Organization of the Funds; TMC and TSC
  (b) . . . . . . . . . . . . . . . . . . . TMC and TSC
  (c) . . . . . . . . . . . . . . . . . . . TMC and TSC
  (d) . . . . . . . . . . . . . . . . . . . TMC and TSC
                                          Outside Cover
  (e) . . . . . . . . . . . . . . . . . . Outside Cover
  (f) . . . . . . . . . . . . . . . . . . . TMC and TSC
  (g) . . . . . . . . . . . . . . . . .  Not Applicable
5 A . . . . . MANAGEMENT DISCUSSION OF FUND PERFORMANCE
6 (a) . . . . . . . . . . . . Organization of the Funds
                              Organization of the Funds
  (b) . . . . . . . . . . . . . . . . .  Not Applicable
  (c) . . . . . . . . . . . . . . . . .  Not Applicable
  (d) . . . . . . . . . . . . . . . . .  Not Applicable
  (e) . . . . . . . . . . Cover Page; INVESTOR SERVICES
  (f) . . . . . . . .  SHAREHOLDER AND ACCOUNT POLICIES
  (g) . . . . . . . . . . . . . . . . . . . . . . TAXES
  (h) . . . . . . . .  YOUR ACCOUNT; Buying Fund Shares
7 (a) . . . . . . . . . . . . . . . . . . Outside Cover
  (b), (c), (d) . . . YOUR ACCOUNT / Buying Fund Shares
  (e) . .  SERVICE AND DISTRIBUTION PLANS; Service Plan
  (f) . . . . . . . . .  SERVICE AND DISTRIBUTION PLANS
8 . . . . . . . . . . . . . . . . . SELLING FUND SHARES
  (a), (b)  . . . . . . . . . . . . SELLING FUND SHARES
  (c) . . . . . . . . . . . . . . . SELLING FUND SHARES
  (d) . . . . . . . . . . . . . . . Transaction Details
9 . . . . . . . . . . . . . . . . . . .  Not Applicable

Part B              Statement of Additional Information

10  . . . . . . . . . . . . . . . . . . . .  Cover Page
11  . . . . . . . . . . . . . . . . . TABLE OF CONTENTS
12  . . . . . . . . . . . . . . . . . .  Not Applicable
13
  (a) . . . . . . .  INVESTMENT OBJECTIVES AND POLICIES
  (b) . . . . . . . . . . . . .  INVESTMENT LIMITATIONS
  (c) . . . . . . .  INVESTMENT OBJECTIVES AND POLICIES
  (d) . . . . . . .  INVESTMENT OBJECTIVES AND POLICIES
                     Investment Policies and Techniques
14 (a), (b) . . . . . . . . . . . . . . . .  MANAGEMENT
   (c). . . . . . . . . . . . . . . . .  Not Applicable
15  . . . . . . . . . . . . . . . . . .  Not Applicable
16 (a), (b), (c)                 INVESTMENT ADVISER AND
                         INVESTMENT ADVISORY AGREEMENT;
                                             MANAGEMENT
  (d) . . . . . . . . . . . . . . . . .  Not Applicable
  (e) . . . . . . . . . . . . . . . . .  Not Applicable
  (f) . . . . . . . . . . . . . .INVESTMENT ADVISER AND
                          INVESTMENT ADVISORY AGREEMENT
 . . . . . . . . . . . . .SERVICE AND DISTRIBUTION PLANS
  (g) . . . . . . . . . . . . . . . . .  Not Applicable
  (h) . . . . . . . .  Prospectus; INDEPENDENT AUDITORS
  (i) . . . . . . . . . . . . . . . . .  Not Applicable
17. . . . . . . . . . . . . . .  PORTFOLIO TRANSACTIONS
18  . . . . . . . . . . . . . . . . . . . .  Prospectus
19  . . . . . . . . Prospectus; PURCHASE OF FUND SHARES
20  . . . DISTRIBUTIONS, TAXES AND SHAREHOLDER ACCOUNTS
21  . . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
22  . . . . . . . . . DETERMINATION OF NET ASSET VALUE;
                                      YIELD COMPUTATION
23  . . . . . . . . . . . . . Incorporated by reference

              THORNBURG INVESTMENT TRUST
                CROSS REFERENCE SHEETS
                 Thornburg Value Fund
          [Class A shares and Class C Shares]

Form N-1A Item Number
Part A                               Prospectus Caption
1 . . . . . . . . . . . . . . . . . . . . .  Cover Page
2 (a) . . . . . . . . . . . . . . . . . . . . KEY FACTS
  (b) . . . . . . . . . . . . . . . . . . . . KEY FACTS
3 . . . . . . . . . . . . . . . . . . .  Not Applicable
4 (a)(i). . . . . . . . . . . . . .  THE FUND IN DETAIL
                               Organization of the Fund
      (ii)  . . . . . . . . . . . . . . . . . KEY FACTS
                                   The Fund at a Glance
                       INVESTMENT PRINCIPLES AND RISKS;
                   SECURITIES AND INVESTMENT PRACTICES;
       FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
   (b). . . . . . . . .INVESTMENT PRINCIPLES AND RISKS;
                    SECURITIES AND INVESTMENT PRACTICES
5 (a) . . . . . . . . . . . . . . .  THE FUND IN DETAIL
                               Organization of the Fund
  (b), (c). . . . . . . . . . . . . .THE FUND IN DETAIL
                                            TMC and TSC
                                         Management Fee
5 A . . . . . . . . . . . . . . . . . .  Not Applicable
6 (a) . . . . . . . . . . . . . . .  THE FUND IN DETAIL
                               Organization of the Fund
  (b) . . . . . . . . . . . . . . . . .  Not Applicable
  (c) . . . . . . . . . . . . . . . . .  Not Applicable
  (d) . . . . . . . . . . . . . . . . .  Not Applicable
  (e) . . . . . . . . . . . . . . . .THE FUND IN DETAIL
                                            TMC and TSC
  (f), (g). . . . . .  SHAREHOLDER AND ACCOUNT POLICIES
  (h) . . . . . . . . . . . . . . .  BUYING FUND SHARES
7 (a) . . . . . . . . . . . . . . . .THE FUND IN DETAIL
                                            TMC and TSC
  (b), (c), (d) . . . . . . . . . .  BUYING FUND SHARES
  (e), (f). . . . . . .  SERVICE AND DISTRIBUTION PLANS
  (g) . . . . . . . . . . . . . . . .BUYING FUND SHARES
                                        Class B Shares;
                                    SELLING FUND SHARES
8 (a), (b), (c) . . . . . . . . . . SELLING FUND SHARES
  (d) . . . . . . . . . . . . . . . TRANSACTION DETAILS
9 . . . . . . . . . . . . . . . . . . .  Not Applicable

Part B              Statement of Additional Information

10. . . . . . . . . . . . . . . . . . . . .  Cover Page
11  . . . . . . . . . . . . . . . . . TABLE OF CONTENTS
12  . . . . . . . . . . . . . . . . . . . .  Cover Page
13
  (a) . . . . . . . INVESTMENT POLICIES AND LIMITATIONS
  (b) . . . . . . . INVESTMENT POLICIES AND LIMITATIONS
  (c) . . . . . . . INVESTMENT POLICIES AND LIMITATIONS
  (d) . . . . . . . . . . . . . . . . . . .  Prospectus
14 (a), (b) . . . . . . . . . . . TRUSTEES AND OFFICERS
   (c). . . . . . . . . . . . . . . . .  Not Applicable
15  . . . . . . . . . . . . . . . . . .  Not Applicable
16 (a), (b), (c). . . . . . . .  INVESTMENT ADVISER AND
                          INVESTMENT ADVISORY AGREEMENT
  (d)                            INVESTMENT ADVISER AND
                          INVESTMENT ADVISORY AGREEMENT
  (e) . . . . . . . . . . . . . . . . .  Not Applicable
  (f) . . . . . . . . . . . . . INVESTMENT ADVISORY AND
                     ADMINISTRATIVE SERVICES AGREEMENTS
                         SERVICE AND DISTRIBUTION PLANS
  (g) . . . . . . . . . . . . . . . . .  Not Applicable
  (h) . . . . . . . .  Prospectus; INDEPENDENT AUDITORS
  (i) . . . . . . . . . . . . . . . . .  Not Applicable
17. . . . . . . . . . . . . . .  PORTFOLIO TRANSACTIONS
18  . . . . .  Prospectus; CONVERSION OF CLASS B SHARES
19  . . . . . . . . . . . . . . . . . . . . Prospectus;
         ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
20  . . . . . . . . . . . . . . DISTRIBUTIONS AND TAXES
21  . . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
22  . . . . . . . . . . . . . . . . . . . . PERFORMANCE
23  . . . . . . . . . . . . . . .  FINANCIAL STATEMENTS

              THORNBURG INVESTMENT TRUST
                CROSS REFERENCE SHEETS
        Thornburg Intermediate Municipal Fund
                 [Institutional Class]
      Thornburg Limited Term U.S. Government Fund
                 [Institutional Class]
          Thornburg Limited Term Income Fund
                 [Institutional Class]
                 Thornburg Value Fund
                 [Institutional Class]

Form N-1A Item Number
Part A                               Prospectus Caption

1 . . . . . . . . . . . . . . . . . . . . . .Cover Page
2 (a) . . . . . . . . . . . . . . . EXPENSE INFORMATION
  (b) . . . . . . . . . . . . . . . . .  Not Applicable
3 . . . . . . . . . . . . . . . . . . .  Not Applicable
4 (a)(i). . . . . . . . . . . ORGANIZATION OF THE FUNDS
  (a)(ii), (b) & (c).INVESTMENT OBJECTIVES AND POLICIES
5 . . . . . . . . . . . . .  ORGANIZATION OF THE FUNDS;
                                            TMC and TSC
5 A . . . . . . . . . . . . . . . . . .  Not Applicable
6 (a) . . . . . . . . . . . . ORGANIZATION OF THE FUNDS
  (b) . . . . . . . . . . . . . . . . .  Not Applicable
  (c) . . . . . . . . . . . . . . . . .  Not Applicable
  (d) . . . . . . . . . . . . . . . . . . .  Cover Page
  (e) . . . . . . . . . . Cover Page; INVESTOR SERVICES
  (f) . . . . . . . .  SHAREHOLDER AND ACCOUNT POLICIES
  (g) . . . . . . . . . . . . . . . . . . . . . . TAXES
  (h) . . . . . . . . . . . . . . . . . . . Cover Page;
                      YOUR ACCOUNT - Buying Fund Shares
7 (a) . . . . . . . . . . . . .  ADDITIONAL INFORMATION
  (b), (c), (d) . . . . . . . . . . . . . YOUR ACCOUNT;
                                    TRANSACTION DETAILS
8 (a), (b), (c) and (d) . . . . . . SELLING FUND SHARES
9 . . . . . . . . . . . . . . . . . . .  Not Applicable

Part B              Statement of Additional Information

10  . . . . . . . . . . . . . . . . . . . .  Cover Page
11  . . . . . . . . . . . . . . . . . TABLE OF CONTENTS
12  . . . . . . . . . . . . . . . . . . . .  Cover Page
13  . . . . . . . .  INVESTMENT OBJECTIVES AND POLICIES
14  . . . . . . . . . . . . . . . . . . . .  MANAGEMENT
15  . . . . . . . . . . . . . . . . . .  Not Applicable
16  .INVESTMENT ADVISER, INVESTMENT ADVISORY AGREEMENTS
                AND ADMINISTRATIVE SERVICES AGREEMENTS;

17. . . . . . . . . . . . . . .  PORTFOLIO TRANSACTIONS
18  . . . . . . . . . . . . . . . . . . . .  Prospectus
19  . . . . . . . . . . . . . . . . . . . .  Prospectus
20  . . . . . . . . . . . . . . . . . . . . . . . TAXES
21  . . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
22  . . . . . . . . . YIELD AND PERFORMANCE INFORMATION
23  . . . . . . . . . . . . . . .  FINANCIAL STATEMENTS

                                  PART A

(no prospectuses included)

                                  PART B

(no Statements of Additional Information included)

                                  PART C
                             OTHER INFORMATION

Items 23 and 24.  Financial Statements and Exhibits.

   (a)   Financial Statements

         (i)   Thornburg Limited Term U.S. Government Fund (Class A,
               Class C and Class I shares),
         (ii)  Thornburg Limited Term Income Fund (Class A,
               Class C and Class I shares),
         (iii) Thornburg Intermediate Municipal Fund (Class A,
               Class C and Class I shares),
         (iv) Thornburg New Mexico Intermediate Municipal Fund (Class A shares),
         (v) Thornburg Florida Intermediate Municipal Fund (Class A shares),
         (vi)  Thornburg Value Fund (Class A and Class C shares):
               Reports of Independent Auditors dated October 24, 1997, Statements of Assets and Liabilities including Schedules of Investments as of September 30, 1997, Statements of Operations for the year ended September 30, 1997, Statements of Changes in Net Assets for the two years ended
               September 30, 1997, Notes to Financial Statements, Financial Highlights are incorporated by reference to Registrant's 1997 Annual Reports to Shareholders in respect of Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, and Thornburg Florida Intermediate Municipal Fund, and Thornburg Value Fund previously filed with the Securities and Exchange Commission, and
         (vii) Thornburg New York Intermediate Municipal Fund: Statement of Assets and Liabilities including Schedule of Investments as of October 31, 1997, Statement of Operations for the period ended October 31, 1997, Statement of Changes in Net Assets for the period ended October 31, 1997, Notes to Financial Statements and Financial Highlights are filed as an exhibit hereto.

   (b)   Exhibits

The following Exhibits are incorporated herein by reference to Registrant's Registration Statement on Form N-1A as initially filed on June 12, 1987.

      (1) Limited Term Trust, Agreement and Declaration of Trust, dated June 3, 1987.

      (2)    By-Laws of Limited Term Trust, dated June 3, 1987.

      (3)    Not applicable.

      (4)    Not applicable.

      (5)    Form of Investment Advisory Agreement between
             Registrant and Thornburg Management Company, Inc.

      (6)    (a)   Form of Distribution Agreement between Registrant
                   and Thornburg Securities Corporation.

             (b)   Form of Agency Agreement.

      (7)    Not applicable.

      (11)   Not applicable.

      (12)   Not applicable.

      (13)   Form of Subscription to Shares by Thornburg Management
             Company, Inc.

      (15) Form of Plan and Agreement of Distribution Pursuant to Rule 12b-1 between Registrant and Thornburg Management Company, Inc.


The following exhibits are incorporated herein by reference to Registrant's pre-effective amendment No. 1 to its Registration Statement on Form N-1A as filed on October 28, 1987:

      (1) Thornburg Income Trust - First Amendment and Supplement to Agreement and Declaration of Trust, dated August 11, 1987.

      (8) Form of Custodian Agreement between Registrant and State Street Bank and Trust Company. This exhibit supersedes the form of Custodian Agreement filed with the Registrant's initial Registration Statement on Form N-1A on June 12, 1987.

      (9) Form of Transfer Agency Agreement between Registrant and State Street Bank and Trust Company. This exhibit supersedes the form of Transfer Agency Agreement filed with the Registrant's initial Registration Statement on Form N-1A on June 12, 1987.

The following exhibits are incorporated herein by reference to Registrant's post-effective amendment No. 1 to its Registration Statement on Form N-1A as filed on March 3, 1988:

      (1) Thornburg Income Trust-Second Amendment and Supplement to Agreement and Declaration of Trust, dated October 28, 1987.

The following exhibits are incorporated herein by reference to Registrant's post-effective amendment No. 7 to its Registration Statement on Form N-1A as filed on April 19, 1991:

      (16)   Powers of Attorney from Messrs. Bemis, Smith and
             Thornburg.

The following exhibits are incorporated herein by reference to Registrant's post-effective amendment No. 9 to its Registration Statement on Form N-1A as filed on March 3, 1992:

      (16)   Power of Attorney from J. Burchenal Ault

The following exhibits are incorporated herein by reference to the Registrant's post-effective amendment No. 10 to its Registration Statement on Form N-1A as filed on July 23, 1992:

      (5) Revised form of Investment Advisory Agreement between Registrant and Thornburg Management Company, Inc.

      (13)   Form of Subscription to Shares

      (15)   Revised form of Plan and Agreement of Distribution
             Pursuant to Rule 12b-1 between Registrant and Thornburg Management Company, Inc.

The following exhibits are incorporated herein by reference to the Registrant's post-effective amendment No. 13 to its Registration Statement on Form N-1A as filed on December 3, 1993:

      (1) Thornburg Income Trust -- Third, Fourth, Fifth, Sixth and Seventh Amendments and Supplements to Agreement and Declaration of Trust

The following exhibits are incorporated herein by reference to the Registrant's post-effective amendment No. 14 to its Registration Statement on Form N-1A as filed on May 13, 1994:

      (18)   Power of attorney (B. McMahon)

The following exhibits are incorporated herein by reference to the Registrant's post-effective amendment no. 17 to its Registration Statement on Form N-1A as filed on July 27, 1994:

      (1) Thornburg Income Trust Amended and Restated Designation of Series.

      (15.2) Form of Plan and Agreement pursuant to Rule 12b-1
             (Class B Distribution Plan)

      (15.3) Form of Plan and Agreement pursuant to Rule 12b-1
             (Class C Distribution Plan)

The following exhibits are incorporated herein by reference to the Registrant's post-effective amendment no. 18 to its Registration Statement on Form N-1A as filed on December 3, 1994:

      (15.2) Form of Plan and Agreement pursuant to Rule 12b-1
             (Class B Service Plan)

      (15.3) Form of Plan and Agreement pursuant to Rule 12b-1
             (Class C Service Plan)

The following exhibits are incorporated by reference to the Registrant's post-effective amendment no. 20 to its Registration Statement on Form N-1A as filed on July 5, 1995:

      (1.1)  Thornburg Income Trust -- Ninth Amendment and
             Supplement to Agreement and Declaration of Trust

      (1.2)  Thornburg Income Trust -- Tenth Amendment and
             Supplement to Agreement and Declaration of Trust

      (5)    Investment Advisory Agreement -- in respect of
             Thornburg Value Fund

      (15.1) Form of Plan and Agreement Pursuant to Rule 12b-1
             (Service Plan -- all classes) -- Thornburg Value Fund

      (15.2) Form of Plan and Agreement Pursuant to Rule 12b-1
             (Class B Distribution Plan) -- Thornburg Value Fund

      (15.3) Form of Plan and Agreement Pursuant to Rule 12b-1
             (Class C Distribution Plan) -- Thornburg Value Fund

      (19)   Power of attorney from David A. Ater

The following exhibit is incorporated by reference to the Registrant's post-effective amendment no. 22 to its Registration Statement on Form N-1A as filed on October 2, 1995:

      (1) Thornburg Income Trust -- Corrected Tenth Amendment and Supplement to Agreement and Declaration of Trust

The following exhibits are incorporated by reference to the Registrant's post-effective amendment no. 26 to its Registration Statement on Form N-1A as filed on May 6, 1996:

      (1)    First Supplement to Amended and Restated Designation of Series

     (15) Form of Institutional Class Service Plan (12b-1 plan and agreement)

The following exhibits are incorporated by reference to the Registrant's post-effective amendment no. 27 to its Registration Statement on Form N-1A as filed on August 30, 1996:

      (5)    Form of Restated Investment Advisory Agreement

      (9)    Form of Administrative Services Agreement

The following exhibits are incorporated by reference from the Registrant's post-effective amendment no. 29 to its Registration Statement on Form N-1A as filed on March 14, 1997:

      (1.1) Eleventh Amendment and Supplement to Agreement and Declaration of Trust

      (1.2) Twelfth Amendment and Supplement to Agreement and Declaration of Trust

      (5) Amended Form of Restated Investment Advisory Agreement (re Thornburg New York Intermediate Municipal Fund)

      (9) Form of Administrative Services Agreement (re Class A Shares of Thornburg New York Intermediate Municipal Fund)

      (11.1) Consent of Counsel to be named in registration statement

      (11.2) Consent of McGladrey & Pullen, LLP, independent auditors, to be named in registration statement (re Thornburg New York Intermediate Municipal Fund)

      (14)   Model IRA Plan

      (15)   Form of Class A Service Plan for Thornburg New York
             Intermediate Municipal Fund (12b-1 plan and agreement)

      (19.1) Power of attorney from Brian J. McMahon

      (19.2) Power of attorney from James W. Weyhrauch

     The following exhibits are incorporated by reference from the Registrant's post-effective amendment no. 30 to its Registration Statement on Form N-1A as filed on September 3, 1997:

      (11.2) Consent of McGladrey & Pullen, LLP, independent auditors, to be named in registration statement (re Thornburg New York Intermediate Municipal Fund)

      (18)   Rule 18f-3 plan

    The following exhibits are incorporated by reference from the Registrant's post-effective amendment no. 31 to its Registration Statement on Form N-1A as filed on December 3, 1997:

      (11.1) Consent of Counsel to be named in registration statement

      (11.2) Consent of McGladrey & Pullen, LLP, independent auditors, to be named in registration statement (re Thornburg New York Intermediate Municipal Fund)

      (16.1) Schedules of performance computations as of September 30, 1997 for Thornburg Limited Term U.S. Government Fund (Class A, Class C and Class I shares); Thornburg Limited Term Income Fund (Class A, Class C and Class I shares); Thornburg Intermediate Municipal Fund (Class A, Class C and Class I shares); Thornburg New Mexico Intermediate Municipal Fund (Class A shares); Thornburg Florida Intermediate Municipal Fund (Class A shares); Thornburg Value Fund (Class A and
             Class C shares)

      (16.2) Financial data schedules as of September 30, 1997 for Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Florida Intermediate Municipal Fund and Thornburg Value Fund



    The following exhibits are filed herewith:

      (5)    Amended and Restated Investment Advisory Agreement

      (6)    Thornburg Investment Trust Distribution Agreement

      (9.1)  Administrative Services Agreement (Class A and Class C shares)

      (9.2)  Administrative Services Agreement (Class I Shares)

      (9.3)  Memorandum of Reimbursement

      (12) Thornburg New York Intermediate Municipal Fund Statement of Assets and Liabilities including Schedule of Investment as of October 31, 1997, Statement of Operations for the period ended October 31, 1997, Statement of Changes in Net Assets for the period ended October 31, 1997, Notes to Financial Statements and Financial Highlights

      (15.1) Plan and Agreement of Distribution Pursuant to Rule 12b-1
             (Service Plan - Classes A, C and I)

      (15.2) Plan and Agreement of Distribution Pursuant to Rule 12b-1
             (Distribution Plan - Class C)

Item 25.  Persons Controlled By or Under Common Control With Registrant.

          Not applicable.

Item 26.     Number of Record Holders of Securities (as of December 31,
1997).

          Title of Series (active series only)     No. of Holders
          ------------------------------------     --------------
          Thornburg Limited Term U.S. Government Fund . . . 3,917

          Thornburg Intermediate Municipal Fund . . . . . . 6,232

          Thornburg New Mexico Intermediate Municipal Fund. 2,508

          Thornburg Florida Intermediate Municipal Fund . .   338

          Thornburg New York Intermediate Municipal Fund . .  789

          Thornburg Limited Term Income Fund. . . . . . . . 1,344

          Thornburg Value Fund. . . . . . . . . . . . . . . 3,485


Item 27.   Indemnification.

      (1) Please see Section 10.2 of the Agreement and Declaration of Trust filed as Exhibit 1. Section 10.2 generally provides that each of the Trust's officers and Trustees will be indemnified by the Trust against liability and expenses in connection with his having been a Trustee or officer unless it is determined that the individual is liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or if the individual did not act in good faith in the reasonable belief that the action was in the Trust's best interest.

      (2)   Please see Section 7 of the Distribution Agreement filed as
Exhibit 6(a). Section 7 generally provides that the Trust will indemnify TSC, its officers and directors, and its controlling persons against liabilities and expenses incurred because of any alleged untrue statement of material fact contained in the Registration Statement, Prospectus or annual or interim reports to shareholders, or any alleged omission to state a material fact required to be stated therein, or necessary to make the statements therein, not misleading, except where (i) the untrue statement or omission arises from information furnished by TSC, or (ii) to the extent the prospective indemnitee is an officer, trustee or controlling person of the Trust, the indemnification is against public policy as expressed in the 1933 Act, or (iii) the liability or expense arises from TSC's willful misfeasance, bad faith, gross negligence, reckless performance of duties, or reckless disregard of its obligations and duties under the Distribution Agreement. Further, TSC agrees to indemnify the Trust, its officers and trustees, and its controlling persons in certain circumstances.

      (3) The directors and officers of TMC are insured, and it is intended that the Trustees and officers of the Trust will become insured, under a joint professional and directors and officers liability policy.
The described individuals are referred to as the "insureds." The policy covers amounts which the insureds become legally obligated to pay by reason of the act, error, omission, misstatement, misleading statement or neglect or breach of duty in the performance of their duties as directors, trustees and officers. In addition, the policy covers TMC, and is proposed to cover the Registrant, to the extent that they have legally indemnified the insureds for amounts incurred by the insureds as described in the preceding sentence. The coverage excludes amounts that the insureds become obligated to pay by reason of conduct which constitutes willful misfeasance, bad faith, gross negligence or reckless disregard of the insured's duties. The application of the foregoing provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policies expressed in such Act and that if a claim for indemnification against such liabilities other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of the Investment Adviser. See "MANAGEMENT" in the Statement of Additional Information.

Item 29.   Principal Underwriters.

     (a) The principal underwriter for the Registrant will be Thornburg Securities Corporation ("TSC"). TSC is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. TSC was formed for the purpose of distributing the shares of the Registrant's series and other registered investment companies sponsored by its affiliates, and does not currently engage in the general securities business.


     (b) The address of each of the directors and officers of TSC is 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501.

                              Positions and            Positions and
                              Offices                  Offices
Name                          with TSC                 with Registrant
----------------------        --------------           --------------------
H. Garrett Thornburg, Jr.     Director                 Trustee; President
Kenneth Ziesenheim            President                Vice President
Dawn B. Fischer               Secretary                Secretary and
                                                       Assistant Treasurer

     (c)  Not applicable.

Item 30.  Location  of Accounts and Records.

All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of State Street Bank and Trust Company, at 470 Atlantic Avenue, Fifth Floor, Boston, Massachusetts 02210.

Item 31.  Management Services.

    The Registrant and Thornburg Management Company, Inc. ("TMC") have agreed that TMC will perform for the Registrant certain telephone answering services previously performed by the Registrant's transfer agent, National Financial Data Services, Inc. ("NFDS"). These telephone services include answering telephone calls placed to the Registrant or its transfer agent by shareholders, securities dealers and others through the Registrant's toll free number, and responding to those telephone calls by answering questions, effecting certain shareholder transactions described in the Registrant's current prospectuses, and performing such other, similar functions as the Registrant may reasonably prescribe from time to time.
The Registrant will pay one dollar for each telephone call, which was the charge previously imposed by the Registrant's transfer agent for this service. The Registrant's transfer agent will no longer charge for this service. The Registrant understands that (i) the telephone answering service provided by TMC will be superior to that previously provided by the transfer agent because TMC will devote greater attention to training the telephone personnel, and those personnel will have immediate access to the Registrant's and TMC's management, (ii) the per-call charge imposed upon the Registrant for this service will be no greater than that charged by the Registrant's transfer agent, and (iii) TMC will not receive any profit from providing this service. The Registrant will reimburse TMC for a portion of the depreciation on certain telephone answering equipment purchased by TMC to render the described services. The Registrant paid $44,552.67, $73,536.38 and $20,906 to TMC under the described arrangements in each of the three most recent fiscal years ended September 30, 1995, 1996 and 1997. It is not believed that these arrangements constitute a management-related services agreement.

Item 32.  Undertakings.  Not applicable.

                                SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Santa Fe, and State of New Mexico on the 17th day of February, 1998. In accordance with Rule 485(b) under the Securities Act of 1933, the Registrant represents that this amendment to its Registration Statement is filed solely for one or more of the purposes specified in Rule 485(b)(1), and that no material event requiring disclosure in the Registrant's prospectuses has occurred since the effective date of the Registrant's most recent post-effective amendment which included a prospectus.


THORNBURG INVESTMENT TRUST
Registrant

By:               *
   ____________________________________
   H. Garrett Thornburg, Jr., President

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

                 *
_________________________________________
H. Garrett Thornburg, Jr., Trustee,
President and principal executive officer

                 *
_________________________________________
J. Burchenal Ault, Trustee

                 *
_________________________________________
David A. Ater, Trustee

                 *
_________________________________________
Forrest S. Smith, Trustee

                 *
_________________________________________
James W. Weyhrauch, Trustee



* By:          /s/
     ___________________________________
      Charles W.N. Thompson, Jr.
      Attorney-In-Fact

                             INDEX TO EXHIBITS

Exhibit
Number    Exhibit
-------   -------

 5        Amended and Restated Investment Advisory Agreement

 6        Thornburg Investment Trust Distribution Agreement

 9.1      Administrative Services Agreement (Class A and Class C Shares)

 9.2      Administrative Services Agreement (Class I Shares)

 9.3      Memorandum of Reimbursement

 12 Thornburg New York Intermediate Municipal Fund Statement of Assets and Liabilities including Schedule of Investment as of October 31, 1997, Statement of Operations for the period ending October 31, 1997, Statement of Changes in Net Assets for the period ending October 31, 1997, Notes to Financial Statements and Financial Highlights

15.1 Plan and Agreement of Distribution Pursuant to Rule 12b-1 (Service Plan - Classes A, C and I)

15.2 Plan and Agreement of Distribution Pursuant to Rule 12b-1 (Distribution Plan - Class C)

                               EXHIBIT 5

                               AMENDED
                            AND RESTATED
                   INVESTMENT ADVISORY AGREEMENT
                     THORNBURG INVESTMENT TRUST
             Thornburg Limited Term U.S. Government Fund
                Thornburg Limited Term Income Fund
               Thornburg Intermediate Municipal Fund
          Thornburg New Mexico Intermediate Municipal Fund
           Thornburg Florida Intermediate Municipal Fund
          Thornburg New York Intermediate Municipal Fund
                       Thornburg Value Fund
                 119 East Marcy Street, Suite 202
                    Santa Fe, New Mexico  87501



Thornburg Management Company, Inc.
119 East Marcy Street, Suite 202
Santa Fe, New Mexico  87501

Ladies and Gentlemen:

     We hereby confirm our agreement with you as follows:


     1. We are engaged in the business of investing and reinvesting our assets in securities of the type, and in accordance with the limitations, specified in our Agreement and Declaration of Trust, By-Laws and Registration Statement filed with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "Act") and the Securities Act of 1933, including the Prospectuses forming a part thereof (the "Registration Statement"), and in such manner and to such extent as may from time to time be authorized by our Trustees. We have furnished copies of the documents listed above and will furnish you such amendments thereto as may be made from time to time.

     2. (a) We hereby employ you to manage the investment and reinvestment of the assets of our respective series and to perform related functions, and without limiting the generality of the foregoing, to provide the investment management services specified below.

          (b) You will make decisions with respect to all purchases and sales of portfolio securities by the Trust's respective series. To carry out such decisions, you are hereby authorized, as our agent and attorney in fact, for our account and at our risk and in our name, to place orders for the investment and reinvestment of our assets. In all purchases, sales and other transactions in our portfolio securities you are authorized to exercise full discretion and act for us in the same manner and with the same force and effect as the Trust itself or its respective series might or could do with respect to such purchases, sales, or other transactions, as well as with respect to all other things necessary or incidental to the furtherance or conduct of such purchases, sales or other transactions.

          (c) You will report to our Trustees at each meeting thereof all changes in our series' portfolios since your prior report, and will also keep us apprised of important developments affecting our portfolios and, on your own initiative, will furnish to us from time to time such information as you may believe appropriate for this purpose, whether concerning the individual entities whose securities are included in our portfolios, the individual banks and other third parties from which securities have been purchased for inclusion in our portfolios, the activities in which the entities or the banks and other third parties engage, federal income tax policies applicable to our investments, or the conditions prevailing in the securities markets or the economy generally. You will also furnish us with such statistical and analytical information with respect to our portfolio securities as you may believe appropriate or as we reasonably may request. In making such purchases and sales of our portfolio securities, you will bear in mind the policies set from time to time by our Trustees as well as the limitations imposed by our Agreement and Declaration of Trust and by the provisions of the Internal Revenue Code relating to regulated investment companies and the limitations contained in our Registration Statement.

          (d) It is understood that you will from time to time employ or associate with yourself, entirely at your expense, such persons as you believe to be particularly fitted to assist you in the execution of your duties hereunder. While this Agreement is in effect, you or persons affiliated with you, other than us ("your affiliates"), will provide persons satisfactory to our Trustees to be elected or appointed officers or employees of the Trust. These shall be a president, a secretary, a treasurer, and such additional officers and employees as may reasonably be necessary for the conduct of our business. You or your affiliates will also provide persons, who may be our officers, but shall not be your officers or officers of your affiliates, to render such clerical, accounting, and other office services to us as we may from time to time request of you. Such personnel may be your employees or employees of your affiliates. We will pay to you the cost of such personnel for rendering such services to us at such rates as shall from time to time be agreed upon between us, provided that all time devoted to the investment or reinvestment of portfolio securities shall be for your account.
 You or your affiliates will also furnish us without charge such administrative and management supervision and assistance and such office facilities as you may believe appropriate or as we may reasonably request subject to the provisions of Section 3 hereof, and to the requirements of any regulatory authority of which you may be subject.

     3. We agree, subject to the limitations described below, to be responsible for, and hereby assume the obligation for payment of, all our expenses other than those expressly stated to be payable by you hereunder. Expenses payable by us shall include, but not be limited to: (a) brokerage and commission expenses, (b) federal, state or local taxes, including issue and transfer taxes incurred by or levied on us, (c) commitment fees,
(d) interest charges on borrowings, (e) charges and expenses of our custodian, (f) charges and expenses of persons performing issuance, redemption, registrar, transfer and dividend disbursing functions for us,
(g) telecommunication expenses, (h) recurring and non-recurring legal and accounting expenses (including disbursements), (i) insurance premiums,
(j) costs of organizing and maintaining our existence as a business trust,
(k) compensation and travel expenses, including Trustees' fees, of any of our Trustees, officers or employees who are not your officers or officers of your affiliates (provided that such officers who serve as our Trustees will be reimbursed by us for travel and out-of-pocket expenses incurred in attending meetings), and costs of other personnel providing services to us, (l) costs of shareholders' services and portfolio valuation services, (m) costs of shareholders' reports, proxy solicitations, distribution of prospectuses to existing shareholders, and meetings, (n) costs of personnel (other than your officers or officers of your affiliates) competent to perform administrative, clerical and shareholder relations functions, including travel expenses if necessarily related to shareholder relations functions, (o) costs of any reports to government agencies, (p) fees and expenses of registering our shares under the appropriate federal securities laws and of qualifying our shares under applicable state securities laws, including expenses attendant upon the initial registration and qualification of our shares and attendant upon renewals of, or amendments to, those registrations and qualifications,
(q) expenses of printing our prospectuses, (r) the cost of printing or engraving of certificates representing our shares, (s) postage,
(t) membership dues in any industry associations, (u) payment of the investment advisory fee provided for herein, and (v) all other charges and costs of our operation unless otherwise explicitly provided herein. Our obligation for the foregoing expenses is limited by your agreement to be responsible for any amount by which our operating expenses (excluding taxes, brokerage, interest and, to the extent permitted by applicable law, extraordinary expenses) accrued for any period during which this Agreement is in effect exceed an amount equal to, in the case of expenses accrued with respect to any of our fiscal years during which this Agreement is in effect, the limits prescribed by any state in which the Trust's shares are qualified for sale.

     4. We will expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you will not be liable hereunder for any mistake of judgment or for any other cause provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder.

     5. In consideration of the foregoing we will pay you a fee at the annual percentage rate of the daily average of the net assets of each series to which this Agreement is applicable, as set forth below:

Thornburg Limited Term
U.S. Government Fund
----------------------
          Net Assets of Fund               Rate
          ------------------               ----
          0 to $1 billion                 .375%
          $1 billion to $2 billion        .325%
          Over $2 billion                 .275%

Thornburg Limited Term Income Fund;
Thornburg Intermediate Municipal Fund;
Thornburg New Mexico Intermediate Municipal Fund;
Thornburg Florida Intermediate Municipal Fund;
Thornburg New York Intermediate Municipal Fund
-------------------------------------------------
          Net Assets of Fund                 Rate
          ------------------                 ----
          0 to $500 million                  .50%
          $500 million to $1 billion         .45%
          $1 billion to $1.5 billion         .40%
          $1.5 billion to 2 billion          .35%
          Over $2 billion                   .275%

Thornburg Value Fund
--------------------
          Net Assets of Fund                 Rate
          ------------------                 ----
          0 to $500 million                 .875%
          $500 million to $1 billion        .825%
          $1 billion to $1.5 billion        .775%
          $1.5 billion to 2 billion         .725%
          Over $2 billion                   .675%

Your fee will be accrued by us daily and will be payable in arrears on the last day of each calendar month for services performed hereunder during that month, together with any applicable gross receipts tax, sales tax, compensating tax, value added tax or similar exaction imposed by any federal, state or local government, but the taxes on the fee will be limited to 10% of the fee. Any reimbursement of our expenses, to which we may become entitled pursuant to Paragraph 3, will be paid to us at the end of the month for which those expenses are accrued, at the same time as we pay you your fee for that month.

     6. This Agreement is a continuation of an existing agreement as to Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Florida Intermediate Municipal Fund and Thornburg Value Fund dated July 1, 1996 and continued for an additional term to November 1, 1997 by action of the Trustees. This Agreement becomes effective as to Thornburg New York Intermediate Municipal Fund on the date hereof, and continues in effect for one year. This Agreement may be continued as to any one or more series, for successive twelve-month periods, provided that such continuation is specifically approved at least annually by our Trustees or by a majority vote of the holders of our outstanding voting securities (as defined in the Act) and, in either case, by a majority of those of our Trustees who are neither a party to this Agreement nor, other than by their service as Trustees of the Trust, interested persons, as defined in the Act, of any such person who is party to this Agreement. Upon the effectiveness of this Agreement, it shall supersede all previous agreements between us covering the subject matter hereof. This Agreement may be terminated at any time as to any series, without the payment of any penalty, by vote of a majority of the outstanding voting securities of that series, as defined in the Act, or by a vote of a majority of our Trustees, on sixty days' written notice to you, or by you on sixty days' written notice to us.

     7. This Agreement may not be transferred, assigned, sold or in any manner hypothecated or pledged by you and this Agreement shall terminate automatically in the event of any such transfer, assignment, sale, hypothecation or pledge by you. The terms "transfer," "assignment" and "sale" as used in this paragraph shall have the meanings ascribed thereto by governing law and in applicable rules or regulations of the Securities and Exchange Commission.

     8. Except to the extent necessary to perform your obligations hereunder, nothing herein shall be deemed to limit or restrict your right, or the right of any of your officers, directors or employees who may also be a Trustee, officer or employee of ours, or of a person affiliated with us, as defined in the Act, to engage in any other business or to devote time and attention to the management or other aspects of any other business, whether of a similar or dissimilar nature, or to render services of any kind to any other corporation, firm, individual or association.

     9. This Agreement applies to the series of the Trust specified herein. This Agreement may by agreement be made applicable to one or more other series. This Agreement will in all events apply separately to each series to which it relates and will be severable in all respects. Consequently, this Agreement may be modified, continued or terminated as to any series without affecting any other series. A determination by any court or agency having jurisdiction that any provision of this Agreement is invalid or unenforceable will not affect the validity of the other provisions of this Agreement.

     If the foregoing is in accordance with your understanding, you will kindly so indicate by signing and returning to us the enclosed copy hereof.


                                  Very truly yours,

                                  THORNBURG INVESTMENT TRUST


                                  By:_____________________________________


ACCEPTED:  June 6, 1997

THORNBURG MANAGEMENT COMPANY, INC.


By:_______________________________

                               EXHIBIT 6

                     THORNBURG INVESTMENT TRUST
                      DISTRIBUTION AGREEMENT


     THIS AGREEMENT is made as of the 1st day of November, 1997, between Thornburg Investment Trust, a Massachusetts business trust the "Trust"), in respect of its respective series (collectively, the "Funds," and individually, the "Fund"), and Thornburg Securities Corporation, a Delaware corporation (the "Distributor").

                             RECITALS

     1. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company and it is in the interest of the Trust to offer shares in the Funds for sale continuously.

     2. The Trust previously has entered into distribution agreements with Thornburg respecting sales of shares issued by Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Florida Intermediate Municipal Fund, Thornburg New York Intermediate Municipal Fund and Thornburg Value Fund. The parties seek to combine those agreements into this one instrument for their mutual convenience.

     3. The Trust and the Distributor seek to enter into this Agreement relating to the continuous offering of the Funds' shares of beneficial interest (the "Shares") registered by the registration statement filed with respect to the Fund pursuant to the Securities Act of 1933 (the "Act") and the 1940 Act. This Agreement may be made applicable to one or more additional Funds by the parties' execution of one or more supplements to this Agreement.

                             AGREEMENT

     NOW, THEREFORE, the parties agree as follows:

Section 1.  Appointment of the Distributor.
---------   ------------------------------
     (a) The Trust hereby appoints the Distributor as its exclusive agent to sell and to arrange for the sale of the Shares on the terms and for the period set forth in this Agreement, and Distributor hereby accepts such appointment and agrees to act hereunder.

     (b) The exclusive rights granted to the Distributor to sell the Shares shall not apply to Shares issued by any Fund (i) in connection with the merger or consolidation with the Fund of any other investment company or personal holding company or the acquisition by purchase or otherwise of all (or substantially all) the assets or the outstanding shares of any such company by the Fund or (ii) pursuant to reinvestment by shareholders of the Fund of dividends or capital gains distributions or (iii) pursuant to any sale by the Trust of Shares at Net Asset Value (as defined below).

Section 2.  Services and Duties of the Distributor.
---------   --------------------------------------
     (a) The Distributor agrees to sell, as agent for the Trust, from time to time during the term of this Agreement, Shares of the Funds upon the terms described in the Prospectus and in the Statement of Additional Information. As used in this Agreement, the terms "Prospectus" and "Statement of Additional Information" shall mean the prospectuses or the statements of additional information, as the case may be, included as part of the Funds' Registration Statement, as most recently filed from time to time with the Securities and Exchange Commission and effective under the 1933 Act and the 1940 Act.

     (b) Upon commencement of each Fund's operations, the Distributor will hold itself available to receive orders, satisfactory to the Distributor, for the purchase of Shares of the Fund and will accept such orders on behalf of the Trust as of the time of receipt of such orders and will transmit such orders as are so accepted to the Trust's transfer and dividend disbursing agent as promptly as practicable. Purchase orders shall be deemed effective at the time and in the manner set forth in the Prospectus and in the Statement of Additional Information.

     (c) The Distributor in its discretion may sell Shares to such registered and qualified retail dealers as it may select, in accordance with
Section 5 hereof.

     (d) The offering price of Shares shall be the net asset value (as defined in the Declaration of Trust of the Trust and determined as set forth in the Prospectus and in the Statement of Additional Information) per Share next determined following receipt of an order ("Net Asset Value"), plus the applicable sales charge, if any, determined as set forth in the Prospectus. The Trust shall furnish the Distributor, with all possible promptness, an advice of each computation of Net Asset Value.

     (e) The Distributor shall not be obligated to sell any certain number of Shares and nothing herein contained shall prevent the Distributor from entering into like distribution arrangements with other investment companies so long as the performance of its obligations hereunder is not impaired thereby.

Section 3.  Compensation of the Distributor.
---------   -------------------------------
     The above-mentioned sales charge shall constitute the entire compensation of the Distributor. Out of such sales charge, the Distributor may allow such concessions or reallowances to Selected Dealers as are set forth in the Prospectus or as it may from time to time determine. The Distributor also shall be entitled to receive as compensation hereunder any contingent deferred sales charge imposed upon the redemption of Fund shares.

Section 4.  Duties of the Trust.
---------   -------------------
     (a) The Trust agrees to sell its Shares so long as it has Shares available for sale; and to deliver certificates for, or cause the Trust's transfer agent to issue non-negotiable share deposit receipts evidencing, such Shares registered in such names and amounts as the Distributor has requested in writing, as promptly as practicable after receipt by the Trust of the Net Asset Value thereof and written request of the Distributor therefor.

     (b) The Trust shall keep the Distributor fully informed with regard to its affairs and shall furnish to the Distributor copies of all information, financial statements and other papers which the Distributor may reasonably request for use in connection with the distribution of Shares of the Funds, and this shall include one certified copy, upon request by the Distributor, of all financial statements prepared for the Funds by independent accountants and such reasonable number of copies of its most current Prospectus and Statement of Additional Information and annual and interim reports as the Distributor may request and shall cooperate fully in the efforts of the Distributor to sell and arrange for the sale of the Funds' Shares and in the performance of the Distributor under this Agreement.

     (c) The Trust shall take, from time to time, all necessary action to fix the number of authorized Shares and such steps, including payment of the related filing fee, as may be necessary to register the same under the 1933 Act to the end that there will be available for sale such number of Shares as the Distributor may be expected to sell. The Trust agrees to file from time to time such amendments, reports and other documents as may be necessary in order that there shall be no untrue statement of a material fact and no omission to state a material fact in the Registration Statement, Prospectus or Statement of Additional Information which omission would make the statement therein misleading.

     (d) The Trust shall use its best efforts to qualify and maintain the qualification of an appropriate number of Shares for sale under the securities laws of such jurisdictions as the Distributor and the Trust may approve, and, if necessary or appropriate in connection therewith, to qualify and maintain the qualification of the Trust as a broker or dealer in such states; provided that the Trust shall not be required to amend its Declaration of Trust or By-Laws to comply with the laws of any state, to maintain an office in any state, to change the terms of the offering of Shares in any state from the terms set forth in its Registration Statement, Prospectus and Statement of Additional Information, to qualify as a foreign corporation in any state or to consent to service of process in any state other than with respect to claims arising out of the offering of Shares. The Distributor shall furnish such information and other material relating to its affairs and activities as may be required by the Trust in connection with such qualifications.

Section 5.  Selected Dealers' Agreements.
---------   ----------------------------
     (a) The Distributor shall have the right to enter into selected dealers' agreements with securities dealers of its choice ("Selected Dealers") for the sale of Shares and to fix therein the portion of the sales charge that may be allocated to the Selected Dealers. In making agreements with Selected Dealers, the Distributor shall act as agent for the Trust. Shares sold to Selected Dealers shall be for resale by such dealers only at Net Asset Value, plus the applicable sales charge as set forth in the Prospectus.

     (b) Within the United States, the Distributor shall offer and sell Shares only to such Selected Dealers as are members in good standing of the National Association of Securities Dealers, Inc. (the "NASD").

Section 6.  Expenses.
---------   --------
     (a) The Trust, on behalf of the Funds, shall bear all costs and expenses of the continuous offering of its Shares in connection with (i) fees and disbursements of its counsel and independent accountants, (ii) the preparation, filing and printing (including typesetting) of any registration statements, statements of additional information and prospectuses required by and under the federal securities laws, (iii) the preparation and mailing of annual and interim reports, statements of additional information, prospectuses and proxy materials to its then current shareholders and to government agencies, and (iv) the qualification of Shares for sale and of the Trust as a broker or dealer under the securities laws of such states or other jurisdictions as shall be selected by the Trust and the Distributor pursuant to Section 4(d) hereof and the costs and expenses payable to each state for continuing such qualification therein.

     (b) The Distributor shall bear (i) the costs and expenses of preparing, printing and distributing any materials not prepared by the Trust and other materials used by the Distributor in connection with its offering of Shares for sale to the public, including the additional cost of printing copies of the Prospectus and the Statement of Additional Information and of annual and interim reports to shareholders other than copies thereof required for distribution to then current shareholders or for filing with any federal securities authorities, (ii) any expenses of advertising incurred by the Distributor in connection with such offering and (iii) the expenses of registration or qualification of the Distributor as a broker or dealer under federal or state laws and the expenses of continuing such registration or qualification.

Section 7.  Indemnification.
---------   ---------------
     The Trust agrees to indemnify, defend and hold the Distributor, its officers and directors and any other persons who control the Distributor within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigation or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributor, its officers, directors or any such controlling person may incur under the 1933 Act, or any common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or the annual or interim reports to any Fund's shareholders, or arising out of or based upon any alleged omission to state a material fact required to be stated therein, or necessary to make the statements therein not misleading, except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission made in reliance upon and in conformity with information furnished in writing by the Distributor to the Trust for use in the Registration Statement, Prospectus or in any such report; provided, however, that this indemnity agreement, to the extent that it might require indemnity of any person who is also an officer or director of the Trust or who controls the Trust within the meaning of Section 15 of the 1933 Act, shall not inure to the benefit of such officer, director or controlling person unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent, that such result would not be against public policy as expressed in the 1933 Act; and further provided that in no event shall anything contained herein be so construed as to protect the Distributor against any liability to the Trust or to its security holders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless performance of its duties, or by reason of its reckless disregard of its obligations and duties under this Agreement. The Trust's agreement to indemnify the Distributor, its officers or directors, or any such controlling person, is expressly conditioned upon the Trust's being promptly notified of any claim or action, such notification to be given by letter or telegram addressed to the Trust at the address set forth in Section 10 hereof. The Trust agrees promptly to notify the Distributor of the commencement of any litigation or proceedings against it or any of its officers or directors in connection with the issue and sale of any of the Shares. The obligations of the Trust hereunder shall be payable only from the assets of the Funds.

     The Distributor agrees to indemnify, defend and hold the Trust and each of its trustees and officers and any person, if any, who controls the Trust within the meaning of Section 15 of the 1933 Act free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigation or defending against such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Trust and each of its trustees and officers and any such controlling person may incur under the 1933 Act or under common law or otherwise, but only to the extent that such liability or expense incurred by the Trust, any of its trustees or officers, or any such controlling person resulting from such claims or demands shall arise out of or be based upon any alleged untrue statement of a material fact contained in information furnished in writing by the Distributor to the Trust for use in the Registration Statement, Prospectus or annual or interim reports to shareholders or shall arise out of or be based upon any alleged omission to state a material fact in connection with such information required to be stated in the Registration Statement, Prospectus or reports to shareholders or necessary to make such information not misleading. The Distributor's agreement to indemnify the Trust and its trustees and officers, and any such controlling person, is expressly conditioned upon the Distributor's being promptly notified of any action brought against the Trust, its officers or directors or any such controlling person, such notification to be given to the Distributor at the address set forth in Section 10 hereof.

Section 8.  Compliance with Securities Laws.
---------   -------------------------------
     The Trust represents that it is registered as an open-end investment company under the 1940 Act, and agrees that it will comply with all of the provisions of the 1940 Act and of the rules and regulations thereunder. The Trust and the Distributor each agree to comply with all of the applicable terms and provisions of the 1940 Act, the 1933 Act and, subject to the provisions of Section 4(d), all applicable state securities or "Blue Sky" laws. The Distributor agrees to comply with all of the applicable terms and provisions of the Securities Exchange Act of 1934.

Section 9.  Term of Agreement; Termination.
---------   ------------------------------
     This Agreement shall commence as to the Funds identified in the second Recital on the first date set forth above. This Agreement shall continue in effect for a period more than one year only so long as such continuance is specifically approved at least annually in conformity with the requirements of the 1940 Act. This Agreement will become effective immediately as to other Funds upon execution of a supplement to this Agreement after approval by the Trustees of the supplement in accordance with the 1940 Act and the rules thereunder.

     This Agreement shall terminate automatically in the event of its assignment (as defined in the 1940 Act). In addition, this Agreement may be terminated by either party at any time, without penalty, on no less than six months' written notice to the other party.

Section 10.  Notices.
----------   -------
     Any notice required to be given pursuant to this Agreement shall be deemed duly given if delivered or mailed by registered mail, postage prepaid,
(1) to the Distributor at 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501, Attention: President, or (2) to the Trust at 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501.

Section 11.  Amendments.
----------   ----------
     This Agreement may be amended by the parties only if such amendment is in writing and signed by both parties and is approved by (i) the trustees of the Trust, or by the vote of a majority of the outstanding voting securities of the Trust (as defined in the 1940 Act), and (ii) a majority of the trustees who are not parties to this Agreement or interested persons (as defined in the 1940 Act) of any such party (other than solely by reason of being a trustee of the Trust) cast in person at a meeting called for the purpose of voting on such approval.

Section 12.  Governing Law.
----------   -------------
     This Agreement shall be governed and construed in accordance with the substantive laws of the State of New Mexico and the applicable provisions of the 1940 Act.

Section 13.  Limitation of Liability.
----------   -----------------------
     The Trustees have authorized the execution of this Agreement in their capacity as Trustees and not individually and Thornburg agrees that neither shareholders of any Fund nor the Trustees, nor any officer, employee, representative or agent of the Trust shall be personally liable upon, nor shall resort be had to their private property for the satisfaction of, obligations given, executed or delivered on behalf of or by the Trust, that the shareholders of every Fund, Trustees, officers, employees, representatives and agents of the Trust shall not be personally liable hereunder, and that it shall look solely to the property of the Funds for the satisfaction of any claim hereunder.

     IN WITNESS WHEREOF, the parties hereto have executed this Agreement as of the day and year first above written.

                                  THORNBURG INVESTMENT TRUST

                                  By_________________________________

                                  THORNBURG SECURITIES CORPORATION

                                  By_________________________________

                               EXHIBIT 9.1

                ADMINISTRATIVE SERVICES AGREEMENT
                   (Class A and Class C Shares)

     THIS AGREEMENT is made as of the 1st day of November, 1997 by and between THORNBURG INVESTMENT TRUST, a Massachusetts business trust (the "Trust"), in respect of Class A and Class C shares of its respective series (hereinafter designated collectively, the "Funds," and individually, a "Fund"), and THORNBURG MANAGEMENT COMPANY, INC., a Delaware corporation ("Thornburg").

                             Recitals

     1. The Trust engages in business as an open-end management investment company and is registered under the Investment Company Act of 1940, as amended (the "1940 Act").

     2. The Trust previously entered into Administrative Services Agreements respecting the Class A shares of Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Florida Intermediate Municipal Fund, Thornburg New York Intermediate Municipal Fund and Thornburg Value Fund, and entered into Administrative Services Agreements respecting the Class C shares of Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Intermediate Municipal Fund and Thornburg Value Fund. The parties seek to combine those agreements into one instrument for their mutual convenience.

     3. The Trust seeks to obtain described administrative services from Thornburg for the Class A and Class C shares of each Fund. Thornburg seeks to be retained to perform services in accordance with this Agreement.

     4. This Agreement has been approved by a vote of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of this Agreement (sometimes the "Disinterested Trustees"), cast in person at a meeting called for the purpose of voting on this Agreement.

     5. This Agreement may be made applicable to one or more additional classes of shares and Funds by the parties' execution of one or more supplements to this Agreement.

                             Agreement

     NOW THEREFORE, the Trust hereby enters into this Agreement with Thornburg, and the parties provide and agree as follows:

      1. Subject to the continuing supervision of the Trustees, the Trust hereby retains and appoints Thornburg as its agent to perform certain administrative services and engage in activities beyond those specifically required by the investment advisory agreement between the Trust and Thornburg, and to provide related services. The activities and services to be provided by Thornburg hereunder shall include supervision and direction of shareholder communications, assistance and review in preparation of reports and other communications to shareholders, administration of shareholder assistance, supervision and review of bookkeeping, clerical, shareholder and account administration and accounting functions, supervision or conduct of related regulatory compliance and legal affairs, and review and administration of functions delivered by outside service providers to or for the shareholders of the class or classes served under this Agreement, and such other related or similar administrative functions as the Trust and Thornburg may from time to time agree. Thornburg or its affiliates will also provide persons who shall not be Thornburg's officers or officers of Thornburg's affiliates, to render such shareholder-related and other related office services to the Trust as the Trust may from time to time request of Thornburg. These personnel may be employees of Thornburg or its affiliates.

     2. The Trust will pay monthly for the services described in the preceding Paragraph 1, a fee computed at an annual rate of .125 of 1% of the average daily net assets attributable to each class of shares to which this Agreement applies from time to time, together with any applicable gross receipts tax, sales tax, value-added tax, compensating tax or similar exaction imposed by any federal, state or local government, but the aggregate of those taxes will not exceed 10% of the basic fee. In addition, the Trust will pay Thornburg for the cost of personnel provided in accordance with the preceding Paragraph 1 to provide the described shareholder-related and office services requested by the Trust. Thornburg and the Trust agree and acknowledge that the Trust will pay expenses payable by the Trust in accordance with Paragraph 3 of the investment advisory agreement between the Trust and Thornburg.

     3. The Trust and Thornburg shall provide to the Trust's Trustees, at least quarterly, a written report of all amounts expended by the Trust pursuant to this Agreement. Each report will itemize the types of expenses incurred for which payment is being made and the purposes and the amounts of the expenses. Thornburg shall provide to the Trustees upon request such information as may reasonably be required for the Trustees to review the continuing appropriateness of this Agreement.

     4. This Agreement is effective as of the date first set forth above for the classes of shares of the Funds identified in the second Recital. The Agreement will become effective immediately as to other classes of shares or Funds upon execution of a supplement to this Agreement after approval by the Trustees and any shareholder approvals then required by the 1940 Act or the rules thereunder. This Agreement thereafter will continue in effect from year to year, provided that continuance is approved at least annually by a vote of the Trustees, including a majority of the Disinterested Trustees, cast in person at a meeting called for the purpose of voting on the continuance. This Agreement may be terminated as to a class of shares of a Fund at any time, without penalty, by the vote of a majority of the Disinterested Trustees or by the vote of a majority of the outstanding shares of the class. The Trust may discontinue Thornburg's services as to a class under this Agreement and name another service provider, or Thornburg may assign this Agreement or delegate part or all of its obligations hereunder (to a related or unrelated entity) upon a vote of the Trustees including a majority of the Disinterested Trustees or a vote of the holders of a majority of the class's outstanding shares, without any penalty. Thornburg may terminate its services under this Agreement upon 60 days written notice to the Trust.

     5. All material amendments to this Agreement must be approved by the vote of the Trustees, including a majority of the Disinterested Trustees, cast in person at a meeting called for the purpose of voting on the amendment.

     6. This Agreement applies to Class A and Class C shares of the Funds of the Trust specified in the second Recital to this Agreement. The parties acknowledge and agree that this Agreement may from time to time be made applicable to one or more funds and one or more classes of shares of those funds, but that the Agreement applies separately to each class of shares and is severable in all respects. Consequently, the Agreement may be modified, continued or terminated as to one class of shares of a fund without affecting any other class of shares of any other fund.

     7. The Trust will preserve in an easily accessible place copies of this Agreement and all reports made pursuant to this Agreement, together with minutes of all Trustees' meetings at which the adoption, amendment or continuance of this Agreement were considered (describing the factors considered and the basis for decision), for a period of not less than 6 years from the date of this Agreement.

     8. This Agreement will be construed in accordance with the laws of the State of New Mexico and applicable provisions of the 1940 Act. To the extent the applicable law of the State of New Mexico or any provisions herein conflict with the applicable provisions of the 1940 Act, the latter will control. If any provision of this Agreement is determined by a court or governmental agency having jurisdiction to be invalid or unenforceable, the balance of this Agreement shall remain in full force and effect.

     9. The Trust will not hold TMC liable for any act or failure to act hereunder in the absence of TMC's willful misfeasance, bad faith or gross negligence, or its reckless disregard of its obligations hereunder.

     10. The Trustees have authorized the execution of this Agreement in their capacity as Trustees and not individually and Thornburg agrees that neither shareholders of any Fund nor the Trustees, nor any officer, employee, representative or agent of the Trust shall be personally liable upon, nor shall resort be had to their private property for the satisfaction of, obligations given, executed or delivered on behalf of or by the Trust, that the shareholders of every Fund, Trustees, officers, employees, representatives and agents of the Trust shall not be personally liable hereunder, and that it shall look solely to the property of the Funds for the satisfaction of any claim hereunder.

     IN WITNESS WHEREOF, the parties hereto have executed and delivered this Agreement on the day and year first above written in Santa Fe, New Mexico.

                                  THORNBURG INVESTMENT TRUST

                                   By:____________________________________


                                  THORNBURG MANAGEMENT COMPANY, INC.

                                  By:_____________________________________

                               EXHIBIT 9.2

                 ADMINISTRATIVE SERVICES AGREEMENT
                         (Class I Shares)

     THIS AGREEMENT is made as of the 1st day of November, 1997 by and between THORNBURG INVESTMENT TRUST, a Massachusetts business trust (the "Trust"), in respect of Class I shares of its respective series (hereinafter designated collectively, the "Funds," and individually, a "Fund"), and THORNBURG MANAGEMENT COMPANY, INC., a Delaware corporation ("Thornburg").

                             Recitals

     1. The Trust engages in business as an open-end management investment company and is registered under the Investment Company Act of 1940, as amended (the "1940 Act").

     2. The Trust previously entered into Administrative Services Agreements respecting the Class I shares of Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund and Thornburg
Intermediate Municipal Fund. The parties seek to combine those agreements into one instrument for their mutual convenience.

     3. The Trust seeks to obtain described administrative services from Thornburg for the Class I shares of each Fund. Thornburg seeks to be retained to perform services in accordance with this Agreement.

     4. This Agreement has been approved by a vote of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of this Agreement (sometimes the "Disinterested Trustees"), cast in person at a meeting called for the purpose of voting on this Agreement.

     5. This Agreement may be made applicable to one or more additional classes of shares and Funds by the parties' execution of one or more supplements to this Agreement.

                            Agreement

     NOW THEREFORE, the Trust hereby enters into this Agreement with Thornburg, and the parties provide and agree as follows:


     1. Subject to the continuing supervision of the Trustees, the Trust hereby retains and appoints Thornburg as its agent to perform certain administrative services and engage in activities beyond those specifically required by the investment advisory agreement between the Trust and Thornburg, and to provide related services. The activities and services to be provided by Thornburg hereunder shall include supervision and direction of shareholder communications, assistance and review in preparation of reports and other communications to shareholders, administration of shareholder assistance, supervision and review of bookkeeping, clerical, shareholder and account administration and accounting functions, supervision or conduct of related regulatory compliance and legal affairs, and review and administration of functions delivered by outside service providers to or for the shareholders of the class or classes served under this Agreement, and such other related or similar administrative functions as the Trust and Thornburg may from time to time agree. Thornburg or its affiliates will also provide persons who shall not be Thornburg's officers or officers of Thornburg's affiliates, to render such shareholder-related and other related office services to the Trust as the Trust may from time to time request of Thornburg. These personnel may be employees of Thornburg or its affiliates.


     2. The Trust will pay monthly for the services described in the preceding Paragraph 1, a fee computed at an annual rate of .05 of 1% of the average daily net assets attributable to each class of shares to which this Agreement applies from time to time, together with any applicable gross receipts tax, sales tax, value-added tax, compensating tax or similar exaction imposed by any federal, state or local government, but the aggregate of those taxes will not exceed 10% of the basic fee. In addition, the Trust will pay Thornburg for the cost of personnel provided in accordance with the preceding Paragraph 1 to provide the described shareholder-related and office services requested by the Trust. Thornburg and the Trust agree and acknowledge that the Trust will pay expenses payable by the Trust in accordance with Paragraph 3 of the investment advisory agreement between the Trust and Thornburg.

     3. The Trust and Thornburg shall provide to the Trust's Trustees, at least quarterly, a written report of all amounts expended by the Trust pursuant to this Agreement. Each report will itemize the types of expenses incurred for which payment is being made and the purposes and the amounts of the expenses. Thornburg shall provide to the Trustees upon request such information as may reasonably be required for the Trustees to review the continuing appropriateness of this Agreement.

     4. This Agreement is effective as of the date first set forth above for the classes of shares of the Funds identified in the second Recital. The Agreement will become effective immediately as to other classes of shares or Funds upon execution of a supplement to this Agreement after approval by the Trustees and any shareholder approvals then required by the 1940 Act or the rules thereunder. This Agreement thereafter will continue in effect from year to year, provided that continuance is approved at least annually by a vote of the Trustees, including a majority of the Disinterested Trustees, cast in person at a meeting called for the purpose of voting on the continuance. This Agreement may be terminated as to a class of shares of a Fund at any time, without penalty, by the vote of a majority of the Disinterested Trustees or by the vote of a majority of the outstanding shares of the class. The Trust may discontinue Thornburg's services as to a class under this Agreement and name another service provider, or Thornburg may assign this Agreement or delegate part or all of its obligations hereunder (to a related or unrelated entity) upon a vote of the Trustees including a majority of the Disinterested Trustees or a vote of the holders of a majority of the class's outstanding shares, without any penalty. Thornburg may terminate its services under this Agreement upon 60 days written notice to the Trust.

     5. All material amendments to this Agreement must be approved by the vote of the Trustees, including a majority of the Disinterested Trustees, cast in person at a meeting called for the purpose of voting on the amendment.

     6. This Agreement applies to Class I shares of the Funds of the Trust specified in the second Recital to this Agreement. The parties acknowledge and agree that this Agreement may from time to time be made applicable to one or more funds and one or more classes of shares of those funds, but that the Agreement applies separately to each class of shares and is severable in all respects. Consequently, the Agreement may be modified, continued or terminated as to one class of shares of a fund without affecting any other class of shares of any other fund.

     7. The Trust will preserve in an easily accessible place copies of this Agreement and all reports made pursuant to this Agreement, together with minutes of all Trustees' meetings at which the adoption, amendment or continuance of this Agreement were considered (describing the factors considered and the basis for decision), for a period of not less than 6 years from the date of this Agreement.

     8. This Agreement will be construed in accordance with the laws of the State of New Mexico and applicable provisions of the 1940 Act. To the extent the applicable law of the State of New Mexico or any provisions herein conflict with the applicable provisions of the 1940 Act, the latter will control. If any provision of this Agreement is determined by a court or governmental agency having jurisdiction to be invalid or unenforceable, the balance of this Agreement shall remain in full force and effect.

     9. The Trust will not hold TMC liable for any act or failure to act hereunder in the absence of TMC's willful misfeasance, bad faith or gross negligence, or its reckless disregard of its obligations hereunder.

     10. The Trustees have authorized the execution of this Agreement in their capacity as Trustees and not individually and Thornburg agrees that neither shareholders of any Fund nor the Trustees, nor any officer, employee, representative or agent of the Trust shall be personally liable upon, nor shall resort be had to their private property for the satisfaction of, obligations given, executed or delivered on behalf of or by the Trust, that the shareholders of every Fund, Trustees, officers, employees, representatives and agents of the Trust shall not be personally liable hereunder, and that it shall look solely to the property of the Funds for the satisfaction of any claim hereunder.

     IN WITNESS WHEREOF, the parties hereto have executed and delivered this Agreement on the day and year first above written in Santa Fe, New Mexico.

                                  THORNBURG INVESTMENT TRUST

                                   By:____________________________________


                                  THORNBURG MANAGEMENT COMPANY, INC.

                                  By:_____________________________________

                               EXHIBIT 9.3

                              REVISED
                            MEMORANDUM
                                OF
                           REIMBURSEMENT


     THIS REVISED MEMORANDUM OF REIMBURSEMENT is made as of June 20, 1996 by and between THORNBURG INVESTMENT TRUST, a Massachusetts business trust, in respect of its series (the "Company"), and THORNBURG MANAGEMENT COMPANY, INC., a Delaware corporation ("TMC"), to memorialize certain understandings respecting the Company's reimbursement to TMC for certain costs incurred by TMC on the Company's behalf.

     1. The Company is an investment company registered under the Investment Company Act of 1940 (the "1940 Act"). TMC is its investment adviser pursuant to an Investment Advisory Agreement entered into and continued in accordance with the 1940 Act.

     2. The Company and TMC have agreed that TMC will perform for the Company certain telephone answering services previously performed by the Company's transfer agent, National Financial Data Services, Inc. ("NFDS"). These telephone services include answering telephone calls placed to the Company or its transfer agent by shareholders, securities dealers and others through the Company's toll free number, and responding to those telephone calls by answering questions, effecting certain shareholder transactions described in the Company's then current prospectuses, and performing such other, similar functions as the Company may reasonably prescribe from time to time. The Company will pay one dollar for each telephone call, which was the charge previously imposed by the Company's transfer agent for this service. The Company's transfer agent will no longer charge for this service.

     3. The Company and TMC have agreed that TMC will purchase equipment necessary for TMC's telephone representatives to obtain access to customer account information (including facsimiles of customer applications, correspondence and other documents) from data maintained by the Company's transfer agent, including monitors, keyboards, telephone equipment, and related property. The Company will reimburse TMC for purchasing this equipment by paying to TMC during each year of the continuation of this arrangement the depreciation attributable to the equipment for the year, based upon the depreciation schedule employed by TMC in preparing its books.
 The Company and TMC understand that the equipment also will be used by TMC to furnish telephone answering services to Thornburg Limited Term Municipal Fund, Inc., and that the depreciation attributable to the equipment will be allocated between the Company and Thornburg Limited Term Municipal Fund, Inc. based upon their relative net assets determined monthly. The Company understands that (i) the utilization of this imaging equipment will enhance the service provided to the Company's shareholders, and (ii) TMC will make the equipment available for the Company's benefit so long as the Company specifies to TMC. Upon termination of this arrangement, and if TMC disposes of the equipment, the amount realized will be applied first to TMC's undepreciated cost in the equipment. Any excess of the amount realized will be paid to the Company to the extent of its reimbursements under this paragraph.

     4. This arrangement was first approved by the Company in 1994, and was revised on June 20, 1996 to clarify the allocation of depreciation costs described in the preceding paragraph. The arrangement will continue for successive 12-month terms thereafter, unless sooner terminated on 60 days' notice by either party to the other. The Company's board of directors will review this arrangement periodically. The Company may request at any time, and TMC will furnish, information permitting the Company's board of directors to evaluate if:

          (a) the arrangement and its continuation is in the best interest of the Company and its shareholders;

          (b) the services to be performed pursuant to the arrangement are services required for the Company's operation;

          (c) TMC or its affiliate can provide services the nature and quality of which are at least equal to those provided by others offering the same or similar services; and

          (d) the fees for the services are fair and reasonable in light of the usual and customary charges made by others for services of the same nature and quality.


                                  THORNBURG INVESTMENT TRUST


                                  By:_____________________________________


                                  THORNBURG MANAGEMENT COMPANY, INC.


                                  By:_____________________________________

                               EXHIBIT 12

                                Thornburg
                                 New York
                               Intermediate
                              Municipal Fund
                  Interim Unaudited Financial Statements
                             October 31, 1997

     S t a t e m e n t  o f  A s s e t s  a n d  L i a b i l i t i e s

Thornburg New York Intermediate Municipal Fund
October 31, 1997
(unaudited)

ASSETS

Investments, at value (cost $25,222,955)                       $27,145,425
Interest receivable                                                437,387
Receivable for fund shares sold                                        105
Prepaid expenses and other assets                                    6,077
                                                               -----------
                              TOTAL ASSETS                     $27,588,994

LIABILITIES

BANK OVERDRAFT                                                     458,993
Dividends payable                                                   41,967
                                                                  --------
                              TOTAL LIABILITIES                    526,594

NET ASSETS                                                     $27,062,400

NET ASSET VALUE:

Class A Shares:
Net asset value and redemption price per share
($27,062,400 applicable to 2,147,513 shares of
 beneficial interest outstanding)                                   $12.60

Maximum sales charge, 3.50% of offering
price (3.63% of net asset value per share)                             .46

Maximum Offering Price Per Share                                    $13.06

See notes to financial statements.



                 S t a t e m e n t  o f  O p e r a t i o n s

Thornburg New York Intermediate Municipal Fund
Period Ended October 31, 1997
(unaudited)

INVESTMENT INCOME
Interest income (net of premium amortized
     of $18,895)                                                  $250,404


EXPENSES
Investment advisory fees  (Note 4)                                  22,288
Administration fees (Note 4)                                         5,596
Service fees (Note 4)                                               10,253
Transfer agent fees                                                  3,021
Custodian fees                                                       4,560
Professional fees                                                    1,487
Accounting fees                                                        399
Registration and filing fees                                           836
Other expenses                                                       1,293
                                                                    ------
                              TOTAL EXPENSES                        49,733
Less:
  Expenses waived by investment adviser (Note 4)	                    (9,119)

                              NET EXPENSES                          40,614

                              NET INVESTMENT INCOME	                209,790

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments sold                               (8,551)
Increase in unrealized appreciation
   of investments                                                  236,327
                              NET REALIZED AND UNREALIZED
                                  GAIN ON INVESTMENTS              227,776

                              NET INCREASE IN NET ASSETS RESULTING
                                  FROM OPERATIONS	                 $437,566

See notes to financial statements.

n o t e s  t o  f i n a n c i a l  s t a t e m e n t s

Thornburg New York Intermediate Municipal Fund

Note 1 - ORGANIZATION

Thornburg New York Intermediate Municipal Fund (the "Fund"), is a series of Thornburg Investment Trust (the "Trust", formerly known as Thornburg Income Trust). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing six series of shares of beneficial interest in addition to those of the Fund: Thornburg Florida Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund and Thornburg Value Fund. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund's investment objective is to obtain as high a level of current income exempt from Federal income tax as is consistent with the preservation of capital.

Note 2 - SIGNIFICANT ACCOUNTING POLICIES
Significant accounting policies of the Fund are as follows:
Valuation of Investments: In determining net asset value, the Fund utilizes an independent pricing service approved by the Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Fund are reviewed by the officers of the Fund under the general supervision of the Trustees. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable (if any) and tax exempt income to its shareholders. Therefore no provision for Federal income tax is required. Dividends paid by the Fund for the period ended October 31, 1997 represent exempt interest dividends which are excludable by shareholders from gross income for Federal income tax purposes.
When-Issued and Delayed Delivery Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent the Fund engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Fund of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records on the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.
Dividends: Net investment income of the Fund is declared daily as a dividend on shares for which the Fund has received payment. Dividends are paid monthly and are reinvested in additional shares of the Fund at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net capital gains, to the extent available, will be distributed annually.
General:  Securities transactions are accounted for on a trade date basis.
 Interest income is accrued as earned. Premiums and original issue discounts on securities purchased are amortized over the life of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis.
Use of Estimates: The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Note 3 - MERGER OF MACKENZIE NEW YORK MUNICIPAL FUND
On September 4, 1997, the Fund acquired all of the net assets of the MacKenzie New York Municipal Fund ("MacKenzie") pursuant to a plan of
organization approved by MacKenzie's shareholders.   The merger was
accomplished by a tax-free exchange of Class A shares of the Fund (valued at $29,612,415) for the net assets of MacKenzie which aggregated $29,612,415, including $1,686,143 of unrealized appreciation.

Note 4 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES Pursuant to an investment advisory agreement, Thornburg Management Company, Inc. (the "Adviser") serves as the investment adviser and performs services for which the fees are payable at the end of each month. For the period ending October 31, 1997, these fees were payable at annual rates ranging from 1/2 of 1% to 11/40 of 1% of the average daily net assets of the Fund.
 The Fund entered into an Administrative Services Agreement with the Adviser, whereby the Adviser will perform certain administrative services for the shareholders and for which fees will be payable at an annual rate of up to 1/8 of 1% of the average daily net assets. For the period ended October 31, 1997, the Adviser voluntarily waived certain operating expenses amounting to $9,119.

The Fund has an underwriting agreement with Thornburg Securities
Corporation (the "Distributor"), which acts as the Distributor of Fund shares. For the period ended October 31, 1997, the Distributor earned commissions aggregating $185 from the sale of Class A shares.

Pursuant to a Service Plan, under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Adviser an amount not to exceed .25 of 1% per annum of the Fund's average net assets for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own funds additional expenses for distribution of the Fund's shares.

Certain officers and trustees of the Fund are also officers and/or directors of the Adviser and Distributor. The compensation of unaffiliated trustees is borne by the Trust.

Note 5 - SHARES OF BENEFICIAL INTEREST:

At October 31, 1997, there were an unlimited number of shares of beneficial interest authorized, and capital paid-in aggregated $26,834,634.
Transactions in shares of beneficial interest were as follows:

Period Ended October 31, 1997

Class A Shares                      Shares     Amount

Shares sold                         18,780	     $234,813
   Shares issued to shareholders
   in reinvestment of
   distributions                     9,925      124,845
Shares issued in merger          2,368,993   29,612,415
Shares repurchased                (250,185)  	(3,137,449)
   Net Increase                  2,147,513  	$26,834,624

Note 6 - SECURITIES TRANSACTIONS

For the period ended October 31,1997 the Fund had purchase and sale transactions (excluding short-term securities) of $5,347,541 and $4,245,000, respectively.

The cost of investments for Federal income tax purposes is $25,222,955.

At October 31, 1997, net unrealized appreciation of investments was $1,922,470, resulting from $1,925,530 gross unrealized appreciation and $3,060 gross unrealized depreciation.

Accumulated net realized losses from securities transactions included in net assets at October 31, 1997 aggregated $8,551.



                   F I N A N C I A L  H I G H L I G H T S

Thornburg New York Intermediate Municipal Fund

Per share operating performance
(for a share outstanding
 throughout the period)

Period from September 4, 1997 (a)
to October 31, 1997
---------------------------------

Net asset value, beginning of period                                $12.50
Income from investment operations:
Net investment income                                                  .09
Net realized and unrealized
   gain (loss) on investments                                          .10
Total from investment operations                                       .19
Less distributions from:
   Net investment income                                              (.09)
Change in net asset value	                                              .10

Net asset value, end of period	                                      $12.60

Total Return (b)                                                     1.54%

Ratios/Supplemental Data
Ratios to average net assets:
   Net investment income                                          3.86%(c)
   Expenses, after expense reductions                              .91%(c)
   Expenses, before expense reductions	                            1.12%(c)

Portfolio turnover rate	                                             15.36%

Net assets at end of period (000)                                  $27,062

(a)	Commencement of operations.
(b)	Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(c)	Annualized.



               S C H E D U L E  O F   I N V E S T M E N T S

Thornburg New York Intermediate Municipal Fund
October 31, 1997    CUSIPS:  Class A - 885-215-665
NASDAQ Symbols:  Class A - THNYX

Principal                                                                                         Credit Rating+
Amount     Issuer-Description                                                                      Moody's/S&P    Value
---------  ----------------------------------------------------------------------                  -----------   -------
	  590,000  Amherst Industrial Development Authority Lease Revenue Bonds Series A, 5.25% due 10/1/07
           (Pink Complex Project; LOC: Key Bank)                                                        NR/A     596,336
  	310,000	  Amherst Industrial Development Authority Lease Revenue Bonds Series A, 5.25% due 10/1/08
           (Pink Complex Project; LOC: Key Bank)                                                        NR/A     310,753
  	700,000  	Bethlehem New York Central School District General Obligation, 7.10% due 11/1/06
           (Insured: AMBAC)                                                                            Aaa/AAA   829,717
  300,000  Brookhaven New York Series A, 7.00% due 11/1/04 (Insured: MBIA)                             Aaa/AAA   345,777
  215,000  Canastota New York Central School District General Obligation, 7.10% due 6/15/07           Baa2/NR    253,317
  205,000  Canastota New York Central School District General Obligation, 7.10% due 6/15/08           Baa2/NR    242,584
  550,000  Guam Power Authority Revenue Series A, 6.625% due 10/1/14                                    NR/BBB   597,036
1,000,000  	Metropolitan Transportation Authority New York Commuter Facility Rev., 5.50% due 7/1/06
           (Insured: AMBAC)                                                                            Aaa/AAA 1,060,730
  500,000  Metropolitan Transportation Authority New York Service Contract Rev., 7.00% due 7/1/04     Baa1/BBB   548,310
  600,000  Metropolitan Transportation Authority New York Transportation Auth., 5.10% due 7/1/98       Baa/BBB   604,992
  880,000  Monroe County Industrial Development Agency Revenue, 6.45% due 2/1/14
           Civic Facility - DePaul Community Facility Project; LOC: Fleet Bank of New York)             Aa/NR    957,545
1,000,000  New York, New York General Obligation Series B, 7.20% due 8/15/08                          Baa1/BBB 1,141,060
  240,000  New York, New York General Obligation Series B-1, 7.30% due 8/15/10,
           pre-refunded 8/15/04 @ 101                                                                   NR/BBB+  283,159
   10,000  New York, New York Unrefunded Balance General Obligation Series B-1, 7.30% due 8/15/10     Baa1/BBB    11,467
  435,000  New York, New York Unrefunded Balance General Obligation , 7.10% due 2/1/09                Baa1/BBB+  487,618
   65,000  New York, New York Unrefunded Balance General Obligation , 7.10% due 2/1/09                Baa1/BBB+   71,318
  275,000  New York, New York General Obligation, 7.00% due 2/1/19                                      A2/A-1   307,205
  225,000  New York, New York General Obligation, 7.00% due 2/1/19                                      A2/A-1   247,018
1,000,000  New York, New York General Obligation, 9.875% due 11/15/97                                   A2/A-1 1,344,140
  200,000  New York Dormitory Authority Revenue, 7.85% due 2/1/29
           (Park Ridge Housing Inc. Project; Collateralized: GNMA)                                      NR/AAA   211,390
  500,000  New York Dormitory Authority Revenue City University System Series C, 6.00% due 7/1/16     Baa1/BBB   509,800
  500,000  New York Dormitory Authority Revenue, 7.35% due 8/1/29
           (Jewish Geriatric Project; Insured: FHA)                                                     NR/AAA   559,275
  500,000  New York Dormitory Authority Revenue St. University Educational Fac. Series B,
           6.25% due 5/15/14                                                                          Baa1/BBB+  573,105
  505,000  New York Dormitory Authority, 6.00% due 7/1/08
           (Champlain Valley Physicians Project; LOC: Connie Lee)                                       NR/AAA   555,091
  400,000  New York Environmental Facilities Corp. Pollution Control Revenue St. Water Revolving Fund
           Series B, 7.50% due 3/15/11 (LOC: Pollution Control SRF)                                    Aa2/AA-   423,956
1,000,000  New York Environmental Facilities Corp. Pollution Control Revenue St. Water Revolving Fund
           Series E, 6.875% due 6/15/14 (LOC: Pollution Control SRF)                                   Aa2/A-1 1,142,720
   30,000  New York Housing Finance Agency Ref St. University Construction Series A, 8.00% due 11/1/00,
           pre-refunded 11/1/98 @ 102 (Collateralized: Govt Securities)                                Aaa/AAA    31,804
  750,000  New York Housing Finance Agency SVC Contract Obligation Rev. Series A, 6.375% due 9/15/15  Baa1/BBB+  813,248
  600,000  New York Medical Care Facilities Finance Agency Rev. Series B, 7.45% due 2/15/29,
           pre-refunded 2/15/00 @  102 (St. Lukes Hospital Project; Insured: FHA)                      Aaa/AAA   655,062
1,000,000  New York Medical Care Facilities Finance Agency Rev. Secured Hospital Rev. Series 1991-A,
           7.35% due 8/15/11                                                                           Baa/BBB 1,103,990
  650,000  New York Medical Care Facilities Finance Agency Rev. Series A, 6.50% due 11/1/19,
           (Aurelia Osborn Fox Memorial Hospital Project; Insured: FSA)                                Aaa/AAA   706,492
  500,000  New York Medical Care Facilities Finance Agency Rev. Series A, 6.80% due 2/15/20,
           (New York Downtown Hospital Project)                                                        Baa/BBB   543,390
  500,000  New York Medical Care Facilities Finance Agency Rev. Series A, 6.85% due 2/15/17,
           (Brookdale Hospital Medical Center Project)                                                 Baa/BBB   548,665
  495,000  New York Medical Care Facilities Finance Agency Rev. Series A, 6.00% due 11/15/03,
           (Sec Mtg Prog - Adult Day Care Project; LOC: Sonyma)                                        Aa2/NR    533,328
   85,000  New York Medical Care Facilities Finance Agency Rev. Hospital and Nursing Home Series C,
           7.70% due 2/15/22, pre-refunded 8/15/98 @ 102 (Insured: FHA)                                Aa2/AAA    89,195
1,000,000  New York Mortgage Agency Rev. Series 29-B, 6.45% 4/1/15                                     Aa2/NR  1,067,860
  850,000  New York Muni Bd Bk Agency Special Program Rev. Buffalo Series A, 6.875% due 3/15/06         NR/BBB+  921,018
   70,000  New York Urban Development Corp Rev. Correctional Facilities Series D, 7.75% due 1/1/13,
           pre-refunded 1/1/98 @ 102 (Insured: AMBAC)                                                  Aaa/AAA    71,852
   30,000  New York Urban Development Corp Rev. Correctional Facilities Series C, 7.75% due 1/1/13,
           pre-refunded 1/1/98 @ 102 (Insured: AMBAC)                                                  Aaa/AAA    30,794
2,000,000  New York Urban Development Corp Rev. Correctional Facilities Series C, 0% due 1/1/08       Baa1/BBB 1,218,980
  400,000  Onondaga County Industrial Development Agency Civic Facility Rev Crouse Irving Co Inc
           Series A, 7.90% (LOC: Fleet Trust Company)                                                   NR/A     441,228
  400,000  Puerto Rico Commonwealth Capital Appreciation, 0% due 7/1/04                               Baa1/A     294,420
  300,000  Puerto Rico Public Buildings Authority Rev. Series J, 6.60% due 7/1/04
           (Guaranteed: Commonwealth)                                                                 Baa1/A     327,234
  400,000  Puerto Rico Electric Power Authority Power Rev. Series O, 6.80% 7/1/00                     Baa1/BBB   421,940
  300,000  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
           Series A, 5.70% due 8/1/13 (Polytechnic University Puerto Rico Project)                      NR/BBB-  302,022
  650,000  Schenectady Municipal Housing Authority, 6.40% due 5/1/14
           (Annie Schaffer Senior Center Project; LOC: Sonyma)                                          Aa/NR    685,237
  100,000  Southampton Village General Obligation Series B, 7.60% due 9/1/03 (Insured: MBIA)           Aaa/AAA   116,689
  375,000  Syracuse Industrial Development Authority - Pilot Revenue, 5.125% due 10/15/02
           (LOC: Pacific Mutual / ABN MRO)                                                              NR/AA    382,463
  500,000  Triborough Bridge and Tunnel Authority Special Obligation Series B, 6.875% due 1/1/15        A1/A-    544,725
  625,000  Valley Central School District Montgomery, 7.15% due 6/15/07 (Insured: AMBAC)               Aaa/AAA   746,569
  165,000  Watkins Glen Central School District, 7.00% due 6/15/04 (Insured: MBIA)                     Aaa/AAA   191,626
  110,000  Waverly General Obligation, 9.05% due 6/15/04 (Insured: MBIA)                               Aaa/Baa2  140,175
TOTAL INVESTMENTS (Cost $25,222,955)                                                                         $27,145,425

           * The cost for Federal income taxes is the same.
           = Credit ratings are unaudited.
             See notes to financial statements.

                               EXHIBIT 15.1

                PLAN AND AGREEMENT OF DISTRIBUTION
                      PURSUANT TO RULE 12b-1


     THIS PLAN AND AGREEMENT is made as of the 1st day of November, 1997, by and between Thornburg Investment Trust, a Massachusetts business trust (the "Trust"), in respect of its respective series (hereinafter designated collectively, the "Funds," and individually, a "Fund"), and Thornburg Management Company, Inc., a Delaware corporation ("Thornburg").

                             RECITALS

     1. The Trust engages in business as an open-end management investment company and is registered as such under the Investment Company Act of 1940, as amended (the " 1940 Act").

     2. The Trust previously adopted on behalf of Thornburg Limited Term U.S. Government Fund (Classes A, C and I), Thornburg Limited Term Income Fund (Classes A, C and I), Thornburg Intermediate Municipal Fund (Classes A, C and I), Thornburg New Mexico Intermediate Municipal Fund (Class A), Thornburg Florida Intermediate Municipal Fund (Class A), Thornburg New York Intermediate Municipal Fund (Class A) and Thornburg Value Fund (Classes A and C) certain service plans to authorize the use of each of those Fund's assets to finance certain activities as permitted under Rule 12b-1 adopted under the 1940 Act, and in this regard entered into agreements to retain Thornburg in accordance with those plans. The parties seek to combine those plans and agreements into this one plan and agreement (the "Plan and Agreement") for their mutual convenience.

     3. Thornburg seeks to be retained to perform services for each of the Funds in accordance with the Plan and Agreement. This Plan and Agreement may be made applicable to one or more additional classes of shares or funds by the parties execution of one or more supplements to this Plan and Agreement.

     4. This Plan and Agreement has been approved as to each class of shares and each Fund by a vote of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of this Plan and Agreement (sometimes the "Disinterested Trustees"), cast in person at a meeting called for the purpose of voting on this Plan and Agreement.


                             AGREEMENT

     NOW, THEREFORE, the Trust having adopted this Plan in respect of each of the Funds, the Trust and Thornburg hereby enter into this Agreement pursuant to the Plan in accordance with the requirements of Rule 12b-1 under the 1940 Act, and provide and agree as follows:

     1. The Trust is hereby authorized to utilize the assets of each Fund to finance certain activities in connection with distribution of the Fund's Class A, Class C and Class I shares and providing shareholder services.

     2. Subject to the supervision of the Trustees, the Trust hereby retains and appoints Thornburg as its agent to obtain shareholder services and to promote the distribution of each Fund's Class A, Class C and Class I shares by providing services and engaging in activities beyond those specifically required by the Distribution Agreement between the Trust and Thornburg Securities Corporation ("TSC") and to provide related services. The activities and services to be provided by Thornburg to each class of shares of each Fund hereunder shall include one or more of the following:
(a) the payment of compensation (including incentive compensation) to securities dealers, financial institutions and other organizations which render services to the class of shareholders as the Trust may from time to time agree, and which render distribution, shareholder account services, and administrative services in connection with the distribution of the class of shares, all as the Trust may from time to time agree; (b) the printing and distribution of reports and prospectuses for the use of potential investors in each Fund; (c) preparing and distributing sales literature; (d) providing advertising and engaging in other promotional activities, including direct mail solicitation, and television, radio, newspaper and other media advertisements; and (e) such other services and activities as may from time to time be agreed upon by the Trust including, but not limited to, providing personal services to shareholders, maintaining shareholder accounts, providing shareholder liaison services and providing information to shareholders.

     3. Thornburg hereby undertakes to use its best efforts to promote sales of each class of shares of each Fund to investors and to promote shareholder services by engaging in those activities specified in paragraph 2 above as may be necessary and as it from time to time believes will best further sales of such shares. In so doing, Thornburg may utilize the services of TSC.

     4. The Trust is hereby authorized to expend, out of each class of assets of each Fund, on a monthly basis, and shall reimburse Thornburg monthly to such extent, for its actual direct expenditures incurred in engaging in the activities and providing the services specified in paragraph 2 above for that class of shares of that Fund, an amount computed at an annual rate of up to .25 of 1% of the Fund's average daily net assets attributable to the class of shares, together with any applicable gross receipts tax, sales tax, value added tax, compensating tax or similar exaction imposed by any federal, state or local government, but the aggregate of those taxes will not exceed 10%.

     5. To the extent that expenditures made by Thornburg out of its own resources to finance any activity primarily intended to result in the sale of shares of a class or a Fund, pursuant to this Plan and Agreement or otherwise, may be deemed to constitute the indirect use of the Fund's assets, such indirect use of the Fund's assets is hereby authorized in addition to, and not in lieu of, any other payments authorized under this Plan and Agreement.

     6. The Treasurer of the Trust shall provide and the Trustees shall review, at least quarterly, a written report of all amounts expended pursuant to the Plan and Agreement. Each such report shall itemize the types of expenses incurred for which payment is being made and the purposes and the amounts of such expenses. Upon request, Thornburg shall provide to the Trustees such information as may reasonably be required for it to review the continuing appropriateness of the Plan and Agreement.

     7. This Plan and Agreement is effective as of the date first set forth above for the Funds and their respective classes of shares identified in the second Recital. The Plan and Agreement will become effective immediately as to other classes of shares or funds upon execution of a supplement to this Plan and Agreement after approval by the Trustees of the supplement and any shareholder approvals then required by the 1940 Act or the rules thereunder. Thereafter, the Plan and Agreement shall continue in effect for each Fund and each of its respective classes from year to year, provided that continuance is approved at least annually by a vote of the Trustees, including a majority of the Disinterested Trustees, cast in person at a meeting called for the purpose of voting on such continuance. The Plan may be terminated as to any class of shares of any Fund at any time, without penalty, by the vote of a majority of the Disinterested Trustees or by the vote of a majority of the outstanding shares of the class. Thornburg, or the Trust by vote of a majority of the Disinterested Trustees or of the holders of a majority of a class's shares, may terminate the Agreement under this Plan as to the class, without penalty, upon 30 days' written notice to the other party. The parties acknowledge and agree that this Plan and Agreement is applicable from time to time to one or more classes of shares and Funds, but that the Plan and Agreement applies separately to each class of shares and each Fund, and is severable in all respects. Consequently, the Agreement may be modified, continued or terminated as to one class of shares of a Fund without affecting any other class of shares or any other Fund.

     8. So long as the Plan remains in effect, the selection and nomination of persons to serve as Trustees of the Trust who are not "interested persons" of the Trust shall be committed to the discretion of the Trustees then in office who are not "interested persons" of the Trust.
 However, nothing contained herein shall prevent the participation of other persons in the selection and nomination process, provided that a final decision on any such selection or nomination is within the discretion of, and approved by, a majority of the Trustees then in office who are not "interested persons" of the Trust.

     9. This Plan may not be amended to increase materially the amount to be spent by the Trust hereunder as to any class of shares without approval of the shareholders of the affected class. All material amendments to the Plan and to the Agreement must be approved by the vote of the Trustees, including a majority of the Disinterested Trustees, cast in person at a meeting called for the purpose of voting on such amendment.

     10. To the extent that this Plan and Agreement constitutes a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act it shall remain in effect as such, so as to authorize the use by the Trust of each Fund's assets in the amounts and for the purposes set forth herein, notwithstanding the occurrence of an assignment, as defined by the 1940 Act and the rules thereunder. To the extent it constitutes an agreement pursuant to a plan, it shall terminate automatically in the event of an attempted assignment. Upon a termination of the Agreement as to any Fund or any class, the Trust may continue to make payments on behalf of the Fund or class pursuant to the Plan only upon the approval of a new Agreement, which may or may not be with Thornburg, or the adoption of other arrangements regarding the use of the amounts authorized to be paid by the Trust hereunder, by the Trustees in accordance with the procedures set forth in paragraph 7 above.

     11. The Trust shall preserve in an easily accessible place copies of this Plan and Agreement and all reports made pursuant to this Plan and Agreement, together with minutes of all Trustees' meetings at which the adoption, amendment or continuance of the Plan were considered (describing the factors considered and the basis for decision), for a period of not less than six years from the date of this Plan and Agreement.

     12. This Plan and Agreement shall be construed in accordance with the laws of the State of New Mexico and applicable provisions of the 1940 Act.
 To the extent the applicable law of the State of New Mexico or any provisions herein conflict with the applicable provisions of the 1940 Act, the latter shall control.

     13. The Trustees have authorized the execution of this Agreement in their capacity as Trustees and not individually and Thornburg agrees that neither shareholders of any Fund nor the Trustees, nor any officer, employee, representative or agent of the Trust shall be personally liable upon, nor shall resort be had to their private property for the satisfaction of, obligations given, executed or delivered on behalf of or by the Trust, that the shareholders of every Fund, Trustees, officers, employees, representatives and agents of the Trust shall not be personally liable hereunder, and that it shall look solely to the property of the Funds for the satisfaction of any claim hereunder.

     IN WITNESS WHEREOF, the parties hereto have executed and delivered this Plan and Agreement on the day and year first above written in Santa Fe, New Mexico.

                                  THORNBURG INVESTMENT TRUST

                                  By:_____________________________________

                                  THORNBURG MANAGEMENT COMPANY, INC.

                                  By:_____________________________________

                               EXHIBIT 15.2

                 PLAN AND AGREEMENT OF DISTRIBUTION
                       PURSUANT TO RULE 12b-1
                   (Distribution Plan - Class C)

     THIS PLAN AND AGREEMENT is made as of the 1st day of November, 1997, by and between Thornburg Investment Trust, a Massachusetts business trust (the "Trust"), in respect of its respective series hereinafter designated, collectively, the "Funds" and, individually, a "Fund," and Thornburg Securities Corporation, a Delaware corporation ("Thornburg").

                             RECITALS

     1. The Trust engages in business as an open-end management investment company and is registered as such under the Investment Company Act of 1940, as amended (the "1940 Act").

     2. The Trust previously adopted on behalf of Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Intermediate Municipal Fund and Thornburg Value Fund certain distribution plans to authorize the use of each of those Fund's assets to finance certain activities as permitted under Rule 12b-1 adopted under the 1940 Act, and in this regard entered into agreements to retain Thornburg in accordance with those plans. The parties seek to combine those plans and agreements into this one plan and agreement (the "Plan and Agreement") for their mutual convenience.

     3. Thornburg seeks to be retained to perform services in accordance with the Plan and Agreement. This Plan and Agreement may be made applicable to one or more additional funds by the parties execution of one or more amendments to this Plan and Agreement.

     4. This Plan and Agreement has been approved as to each Fund by a vote of the Trust's Trustees, including a majority of the Trustees who are not interested persons of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of this Plan and Agreement (sometimes the "Disinterested Trustees"), cast in person at a meeting called for the purpose of voting on this Plan and Agreement.

                             AGREEMENT

     NOW, THEREFORE, the Trust having adopted this Plan in respect of each of the Funds, the Trust and Thornburg hereby enter into this Agreement pursuant to the Plan in accordance with the requirements of Rule 12b-1 under the 1940 Act, and provide and agree as follows:

     1. The Trust is hereby authorized to utilize the assets of each Fund to finance certain activities in connection with distribution of the Fund's Class C shares.

     2. Subject to the supervision of the Trustees, the Trust hereby retains and appoints Thornburg as its agent to promote the distribution of the Fund's Class C shares by providing services and engaging in activities beyond those specifically required by the Distribution Agreement between the Trust and Thornburg and to provide related services. The activities and services to be provided by Thornburg hereunder shall include one or more of the following: (a) the payment of compensation and ongoing commissions (including incentive compensation) to securities dealers, financial institutions and other organizations which render distribution and administrative services in connection with the distribution of Class C shares of each Fund; (b) the printing and distribution of reports and prospectuses for the use of potential investors in each Fund; (c) preparing and distributing sales literature; (d) providing advertising and engaging in other promotional activities, including direct mail solicitation, and television, radio, newspaper and other media advertisements; and (e) such other services and activities as may from time to time be agreed upon by the Trust.

     3. Thornburg hereby undertakes to use its best efforts to promote sales of Class C shares of each Fund to investors by engaging in those activities specified in paragraph 2 above as may be necessary and as it from time to time believes will best further sales of such shares.

     4. The Trust is hereby authorized to pay to Thornburg for obtaining the services described above, out of the assets of each Fund, on a monthly basis, an amount computed at an annual rate of .75 of 1% of the Fund's average daily net assets attributable to Class C shares of the Fund, together with any applicable gross receipts tax, sales tax, value added tax, compensating tax or similar exaction imposed by any federal, state or local government, but the aggregate of those taxes will not exceed 10%. The amount of the fee payable to Thornburg under this paragraph is not related directly to expenses incurred by Thornburg in obtaining the contemplated services for each Fund.

     5. To the extent that expenditures made by Thornburg out of its own resources to finance any activity primarily intended to result in the sale of shares of a Fund, pursuant to this Plan and Agreement or otherwise, may be deemed to constitute the indirect use of the Fund assets, such indirect use of Fund assets is hereby authorized in addition to, and not in lieu of, any other payments authorized under this Plan and Agreement.

     6. The Treasurer of the Trust shall provide and the Trustees shall review, at least quarterly, a written report of all amounts expended pursuant to the Plan and Agreement. Each such report shall itemize the types of expenses incurred for which payment is being made and the purposes and the amounts of such expenses. Upon request, Thornburg shall provide to the Trustees such information as may reasonably be required to review the continuing appropriateness of the Plan and Agreement.

     7. This Plan and Agreement is effective as of the date first set forth above for the Class C shares of the Funds identified in the second Recital. The Plan and Agreement will become effective immediately as to other Funds upon execution of a supplement to this Plan and Agreement after approval by the Trustees of the supplement and any shareholder approvals then required by the 1940 Act or the rules thereunder. Thereafter, the Plan and Agreement shall continue in effect from year to year, provided that continuance is approved at least annually by a vote of the Trustees, including a majority of the Disinterested Trustees, cast in person at a meeting called for the purpose of voting on such continuance. The Plan may be terminated at any time as to the Class C shares of any Fund, without penalty, by the vote of a majority of the Disinterested Trustees or by the vote of a majority of the outstanding Class C shares of the Fund. Thornburg, or the Trust by vote of a majority of the Disinterested Trustees or of the holders of a majority of a Fund's outstanding Class C shares, may terminate the Agreement under this Plan as to the Class C shares of the Fund, without penalty, upon 30 days' written notice to the other party. The parties acknowledge and agree that this Plan and Agreement is applicable from time to time to one or more Funds, but that the Plan and Agreement applies separately to each class of shares and each Fund, and is severable in all respects. Consequently, the Agreement may be modified, continued or terminated as to one class of shares of a Fund without affecting any other class of shares or any other Fund.

     8. So long as the Plan remains in effect, the selection and nomination of persons to serve as Trustees of the Trust who are not "interested persons" of the Trust shall be committed to the discretion of the Trustees then in office who are not "interested persons" of the Trust. However, nothing contained herein shall prevent the participation of other persons in the selection and nomination process, provided that a final decision on any such selection or nomination is within the discretion of, and approved by, a majority of the Trustees then in office who are not "interested persons" of the Trust.

     9. This Plan may not be amended to increase materially the amount to be spent by the Trust hereunder without approval of the Class C shareholders of the affected Fund. All material amendments to the Plan and to the Agreement must be approved by the vote of the Trustees, including a majority of the Disinterested Trustees, cast in person at a meeting called for the purpose of voting on such amendment.

     10. To the extent that this Plan and Agreement constitutes a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act it shall remain in effect as such, so as to authorize the use by the Trust of the Fund's assets in the amounts and for the purposes set forth herein, notwithstanding the occurrence of an assignment, as defined by the 1940 Act and the rules thereunder. To the extent it constitutes an agreement pursuant to a plan, it shall terminate automatically in the event of an attempted assignment. Upon a termination of the Agreement as to any Fund, the Trust may continue to make payments on behalf of the Fund pursuant to the Plan only upon the approval of a new Agreement, which may or may not be with Thornburg, or the adoption of other arrangements regarding the use of the amounts authorized to be paid by the Trust hereunder, by the Trustees in accordance with the procedures set forth in paragraph 7 above.

     11. The Trust shall preserve in an easily accessible place copies of this Plan and Agreement and all reports made pursuant to this Plan and Agreement, together with minutes of all Trustees' meetings at which the adoption, amendment or continuance of the Plan were considered (describing the factors considered and the basis for decision), for a period of not less than six years from the date of this Plan and Agreement.

     12. This Plan and Agreement shall be construed in accordance with the laws of the State of New Mexico and applicable provisions of the 1940 Act.
To the extent the applicable law of the State of New Mexico or any provisions herein conflict with the applicable provisions of the 1940 Act, the latter shall control.

     13. The Trustees have authorized the execution of this Agreement in their capacity as Trustees and not individually and Thornburg agrees that neither shareholders of any Fund nor the Trustees, nor any officer, employee, representative or agent of the Trust shall be personally liable upon, nor shall resort be had to their private property for the satisfaction of, obligations given, executed or delivered on behalf of or by the Trust, that the shareholders of the Fund, Trustees, officers, employees, representatives and agents of the Trust shall not be personally liable hereunder, and that it shall look solely to the property of the Fund for the satisfaction of any claim hereunder.

     IN WITNESS WHEREOF, the parties hereto have executed and delivered this Plan and Agreement on the day and year first above written in Santa Fe, New Mexico.

                                  THORNBURG INVESTMENT TRUST

                                  By:_____________________________________


                                  THORNBURG SECURITIES CORPORATION

                                  By:_____________________________________